UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04636

                                 THE GALAXY FUND
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Joseph R. Palombo, President
                              One Financial Center
                                BOSTON, MA 02111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 866-840-5469
                                                           --------------

                      Date of fiscal year end: MAY 31, 2004
                                              --------------

                   Date of reporting period: NOVEMBER 30, 2003
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]
                          ACCORN, COLUMN, CAP, HAND ART

     GALAXY MONEY MARKET FUNDS


SEMI-ANNUAL REPORT
November 30, 2003


Galaxy Money Market Fund

Galaxy Government
Money Market Fund

Galaxy U.S. Treasury
Money Market Fund

Galaxy Tax-Exempt
Money Market Fund

Galaxy Connecticut Municipal
Money Market Fund

Galaxy Massachusetts Municipal
Money Market Fund

Galaxy New York Municipal
Money Market Fund



[GRAPHIC OMITTED]
GALAXY FUNDS LOGO

PRESIDENT'S MESSAGE

Dear Shareholder:

      Enclosed is the Galaxy Money Market Funds' semiannual report for the six months ended November 30, 2003. Included in this report is a Market Overview that discusses the economic and market conditions that may have affected your investment during this time. Following the Market Overview are reviews of the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds. These reviews describe how Columbia Management Advisors managed the Funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each Fund as of November 30, 2003 appear at the end of the report.

      As economic and geopolitical concerns began to ease over the past six months, money market yields edged slightly higher. With low inflation and continued uncertainty that an economic recovery could be sustained, however, short-term yields remained at their lowest levels in more than four decades. Stock prices advanced strongly in this environment, and bond prices declined. Both of these markets, but particularly bonds, experienced periods of short-term volatility. Money market instruments provided stability for many investors in this environment.

      Investors may seek further stability from money market instruments in the months to come. Although U.S. economic growth was quite robust in the third quarter of 2003, it remains to be seen how strong the recovery will be and how long it is likely to last. Continued tensions abroad, along with the 2004 presidential election, could also bring further volatility in stock and bond prices.

      Given the many economic and market changes of the past six months, this may be a good time to speak with your financial advisor about the role that money market funds should play in your portfolio and about other investment opportunities advised by Columbia Management Advisors. Should you have questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-866-840-5469.

Sincerely,

/S/ Joseph R. Palombo

Joseph R. Palombo
President

[BEGIN SIDEBAR]
MUTUAL FUNDS:

O ARE NOT BANK DEPOSITS
O ARE NOT FDIC INSURED
O ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
O ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT INVESTED
[END SIDEBAR]

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

MARKET OVERVIEW

MONEY MARKET OVERVIEW

BY COLUMBIA MANAGEMENT ADVISORS, INC.

      With further uncertainty about the strength and durability of a US economic recovery, the yields for money market instruments and other short-term securities moved sharply lower early in the six-month reporting period that ended November 30, 2003. Money market yields then rose in the months that followed, on clear signs that the recovery was taking hold. At the end of the reporting period, the one-year LIBOR Index (a widely used benchmark for short-term yields) stood at 1.56%, up from 1.25% when the period started.
      With yields still at historic lows, and little market volatility, it remained difficult to find attractive investment opportunities for shareholders of the Galaxy Money Market Funds. Where possible, however, we improved returns by taking advantage of investment opportunities that resulted from periodic up ticks in yields - as well as opportunities from near-term changes in supply and demand.

A SUSTAINABLE RECOVERY TAKES HOLD
      Money market yields fell sharply in June, as the Federal Reserve Board (the Fed) cut the federal funds rate that banks charge each other to borrow money by another 25 basis points (0.25%). The Fed sent short-term rates to their lowest levels in 45 years as US economic recovery remained stalled. For the second quarter of 2003, the gross domestic product (GDP), which measures the output of US goods and services, posted an annualized rate of 3.1%, up modestly from 2.0% in the first quarter. While some areas of the economy were clearly improving, there was little progress in employment growth - an essential element for a sustained economic expansion.
      A brighter economic picture emerged in the months that followed. For the third quarter of 2003, GDP improved at a robust estimated annualized rate of 8.2% - the fastest pace in several decades. As interest rates remained low and cuts in federal income taxes and strong defense outlays took effect, there was a pickup in consumer confidence and spending. Business spending, which had been in the doldrums for several years, improved as well - spurred by the recent tax cuts, enhanced productivity and stronger corporate profits.
      To sustain growth and keep deflation at bay, the Fed signaled that it would keep interest rates low for a considerable period. With the promise of continued growth, money market yields moved higher and then traded in a relatively narrow range from August through the end of November.

SEIZING NEAR-TERM YIELD OPPORTUNITIES
      As yields remained near historic lows, we again tried to take advantage of investment opportunities that occurred when yields ticked upward and the yield curve steepened. As always, we sought the best opportunities among instruments of different maturities and market sectors.
      In the Galaxy Taxable Money Market Funds, we found opportunities in both intermediate and longer-term issues. Purchases in these sectors distributed maturities in the Funds more evenly and should position the portfolios for the higher yields that a full-blown recovery could bring. We also took advantage of selected opportunities in commercial paper, the debt of US government agencies and selected municipal securities.
      Using the flexibility available from our earlier investments in shorter maturities, we also took advantage of near-term yield opportunities in longer maturities for the Galaxy Tax-Exempt Money Market Funds. As is often the case, many of these opportunities arose from changes in demand and supply.

RECOVERY APPEARS FIRMLY IN PLACE
      We expect economic growth to moderate from its rapid pace in the third quarter of 2003 but to remain quite strong in 2004. Although economists are still concerned about a rising trade deficit and volatile oil prices, most of the elements are now in place for a sustained recovery.

      An improving employment picture should keep consumer spending at healthy levels. Recent pickups in productivity, corporate profitability and business confidence suggest that business spending should continue to strengthen. The economy should further benefit from aggressive spending and tax initiatives by the federal government - as well as from low interest rates and a weak dollar, which makes US goods more attractive overseas.
      To provide additional foundation for the recovery, the Fed is unlikely to raise interest rates before the middle of next year. In this environment, with little upward pressure on inflation, we expect the recovery to cause just a modest increase in money market yields.


PERFORMANCE AT-A-GLANCE as of November 30, 2003 (%)

                                                        RETAIL A       TRUST
                                                         SHARES       SHARES
      GALAXY MONEY MARKET FUND
           7-day average yield........................    0.45         0.69
           30-day average yield.......................    0.44         0.68

      GALAXY GOVERNMENT MONEY MARKET FUND
           7-day average yield........................    0.44         0.58
           30-day average yield.......................    0.45         0.58

      GALAXY U.S. TREASURY MONEY MARKET FUND
           7-day average yield........................    0.35         0.51
           30-day average yield.......................    0.34         0.50

      GALAXY TAX-EXEMPT MONEY MARKET FUND
           7-day average yield........................    0.55         0.66
           30-day average yield.......................    0.53         0.65

      GALAXY CONNECTICUT MUNICIPAL
      MONEY MARKET FUND
           7-day average yield........................    0.45          n/a
           30-day average yield.......................    0.44          n/a

      GALAXY MASSACHUSETTS MUNICIPAL
      MONEY MARKET FUND
           7-day average yield........................    0.52          n/a
           30-day average yield.......................    0.51          n/a

      GALAXY NEW YORK MUNICIPAL
      MONEY MARKET FUND
           7-day average yield........................    0.65          n/a
           30-day average yield.......................    0.63          n/a

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. INVESTMENTS IN THE GALAXY MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YIELDS ARE HISTORICAL AND WILL VARY WITH MARKET PERFORMANCE.

   RETAIL A SHARES ARE CURRENTLY SUBJECT TO A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS.

PORTFOLIO REVIEWS

GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL, CFA, AND WILLIAM GOLDTHWAIT
PORTFOLIO MANAGERS

      With money market yields at historically low levels during the six months ended November 30, 2003 - and little near-term volatility - we tried to make the most of near-term up ticks in yield that could enhance returns for the Galaxy Taxable Money Market Funds - which include the Galaxy Money Market Fund, Galaxy Government Money Market Fund and Galaxy U.S. Treasury Money Market Fund. We also adjusted the Funds' portfolios to take advantage of a future increase in yields.
      During the six months ended November 30, 2003, Trust Shares of the Galaxy Money Market Fund had a total return of 0.34%, and Retail A Shares of the Fund earned a total return of 0.22%. During the same period, total returns averaged 0.35% and 0.18%, respectively, for trust and retail shares of other taxable money market funds that reported their results to Lipper Inc. ("Lipper"), a mutual fund performance tracking service.
      Trust Shares of the Galaxy Government Money Market Fund had a total return of 0.30% and the Fund's Retail A Shares had a total return of 0.22% during the six-month reporting period ended November 30, 2003. Trust shares and retail shares of other US government money market funds that reported their performances to Lipper earned average total returns of 0.35% and 0.19%, respectively, over the same time.
      Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 0.26%, for the six-month period ended November 30, 2003, and the Fund's Retail A Shares earned a total return of 0.19%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned total returns of 0.30% and 0.17%, respectively, for the same period.
      On November 30, 2003, the Galaxy Money Market Fund had an average weighted maturity of 53 days; the Galaxy Government Money Market Fund had an average weighted maturity of 55 days and the Galaxy U.S. Treasury Money Market Fund had an average weighted maturity of 53 days.

ADJUSTING THE MATURITY STRUCTURE
      Believing that a soft economy would keep interest rates and yields on the low side, we used opportunities presented by near-term up ticks in yield and a steepening yield curve to add longer-term issues in all of the Galaxy Taxable Money Market Funds during the reporting period. When yields for intermediate maturities were relatively unattractive earlier in the period, we used a "barbelled" maturity structure that balanced longer-term issues with shorter maturities. Later, as yields stabilized and showed signs of rising, we moved to a more "laddered" structure that emphasized a more even distribution of maturi-

[BEGIN SIDEBAR]
KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.

WILLIAM GOLDTHWAIT HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS SINCE JULY 2003. HE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1999.
[END SIDEBAR]

GALAXY MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMERCIAL PAPER:                28
U.S. AGENCY OBLIGATIONS:         21
CORPORATE NOTES AND BONDS:       17
MUNICIPAL SECURITIES:            14
CERTIFICATES OF DEPOSIT:         12
REPURCHASE AGREEMENTS & NET
OTHER ASSETS AND LIABILITIES:     8

GALAXY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Trust    Retail A
11/30/2002        1.07      0.89
12/31/2002        1.02      0.84
1/31/2003         0.93      0.76
2/28/2003         0.89      0.72
3/31/2003         0.85      0.68
4/30/2003         0.85      0.68
5/31/2003         0.84      0.67
6/30/2003         0.72      0.49
7/31/2003         0.62      0.39
8/29/2003         0.63      0.4
9/30/2003         0.64      0.41
10/31/2003        0.67      0.43
11/30/2003        0.69      0.45

GALAXY GOVERNMENT MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEDERAL HOME LOAN MORTGAGE CORPORATION:          38
FEDERAL NATIONAL MORTGAGE ASSOCIATION:           37
FEDERAL HOME LOAN BANK:                          13
REPURCHASE AGREEMENT:                            11
FEDERAL FARM CREDIT BANK, CASH EQUIVALENT &
NET OTHER ASSETS AND LIABILITIES:                 1

PORTFOLIO REVIEWS

ties. This strategy gave the Funds a somewhat longer average weighted maturity.
      We continued to find yield opportunities in commercial paper for the Galaxy Money Market Fund - including asset-backed commercial paper. We also continued to find relative yield advantage in both taxable and tax-exempt municipal securities. In both the Galaxy Money Market Fund and Galaxy Government Money Market Fund, we continued to add investments in instruments of US government agencies that could be called in by their issuers - whose yields remained relatively attractive as interest rates declined.

POSITIONED FOR HIGHER YIELDS
      We believe that a laddered maturity structure positions the Funds for any rise in yields that a strengthening economy might bring. Although we expect a moderate pace of growth and low inflation to keep yields near current levels, positive economic news may result in near-term up ticks in yields that would provide further opportunities to enhance Fund returns. As before, we will watch for yield advantage in specific market sectors - while remaining focused on positions with strong liquidity and superior credit ratings.

GALAXY GOVERNMENT MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 TRUST    RETAIL A
11/30/2002        0.97      0.79
12/31/2002        0.89      0.71
1/31/2003         0.81      0.63
2/28/2003         0.80      0.63
3/31/2003         0.79      0.62
4/30/2003         0.75      0.58
5/31/2003         0.75      0.58
6/30/2003         0.63      0.48
7/31/2003         0.59      0.43
8/29/2003         0.57      0.41
9/30/2003         0.57      0.41
10/31/2003        0.57      0.45
11/30/2003        0.58      0.44

GALAXY U.S. TREASURY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 TRUST    RETAIL A
11/30/2002        0.98      0.83
12/31/2002        0.84      0.69
1/31/2003         0.76      0.61
2/28/2003         0.75      0.59
3/31/2003         0.75      0.59
4/30/2003         0.72      0.56
5/31/2003         0.68      0.53
6/30/2003         0.57      0.42
7/31/2003         0.51      0.36
8/29/2003         0.49      0.34
9/30/2003         0.50      0.35
10/31/2003        0.50      0.34
11/30/2003        0.51      0.35

GALAXY U.S. TREASURY MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY BILLS:                     79
FEDERAL HOME LOAN BANK:                  13
U.S. TREASURY NOTES:                      5
FEDERAL FARM CREDIT BANK &
NET OTHER ASSETS AND LIABILITIES:         3

-----------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT
MONEY MARKET FUNDS

BY NORM DESROSIERS
PORTFOLIO MANAGER
      Although yields for tax-exempt money market securities remained low during the six-month period ended November 30, 2003, we were again able to use investment opportunities provided by changes in market supply and demand to enhance returns for the Galaxy Tax-Exempt Money Market Funds - which include the Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund.
      For the six months ended November 30, 2003, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had total returns of 0.28% and 0.22%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 0.31% and 0.18%, respectively.
      During the period, Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 0.17%, versus an average total return of 0.13% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 0.20%, which mirrored the average total return of 0.20% for the retail shares of other Massachusetts tax-exempt money market funds as reported by Lipper. For the period September 16, 2003 (date of commencement of operations) through November 30, 2003, Retail A Shares of the Galaxy New York Municipal Money Market Fund had a total return of 0.12%, which was slightly better than the average total return of 0.10% for the retail shares of other New York tax-exempt money market funds as reported by Lipper.
      As of November 30, 2003, the average weighted maturity of the Galaxy Tax-Exempt Money Market Fund was 41 days and the average weighted maturities of the Galaxy Connecticut Municipal Money Market Fund, Galaxy Massachusetts Municipal Money Market Fund and Galaxy New York Municipal Money Market Fund were 62 days, 53 days and 29 days, respectively.

ADAPTING TO MARKET CHANGES
      Supply and demand continued to be the dominant factor in determining the direction of short-term tax-exempt rates during the reporting period. Because the yield curve was relatively flat at the start of the reporting period and offering little extra yield for longer maturities, we emphasized shorter maturities in the Funds' portfolios. The yield curve then inverted several weeks into the period, as many investors expected the Fed to lower short-term interest rates by 50 basis points. When the Fed only reduced the federal funds rate from 1.25% to 1.00%, the Funds benefited as yields on short-term issues were higher than yields on longer-term issues. Soon, however, longer-

[BEGIN SIDEBAR]
NORM DESROSIERS HAD BEEN CO-MANAGING THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE JUNE 2000, AND WAS NAMED PORTFOLIO MANAGER IN JULY 2002. HE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1994.
[END SIDEBAR]

GALAXY TAX-EXEMPT MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SOUTH:                                   51
NORTH CENTRAL:                           27
EAST:                                    10
PACIFIC:                                  5
MOUNTAIN:                                 4
OTHER TERRITORIES, CASH EQUIVALENTS &
NET OTHER ASSETS AND LIABILITIES:         3

GALAXY TAX-EXEMPT MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 TRUST   RETAIL A
11/30/2002        0.93     0.81
12/31/2002        1.06     0.94
1/31/2003         0.78     0.66
2/28/2003         0.77     0.65
3/31/2003         0.78     0.66
4/30/2003         0.89     0.76
5/31/2003         0.79     0.67
6/30/2003         0.63     0.52
7/31/2003         0.5      0.38
8/29/2003         0.46     0.34
9/30/2003         0.63     0.52
10/31/2003        0.58     0.46
11/30/2003        0.66     0.55

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RETAIL A
11/30/2002        0.72
12/31/2002        0.85
1/31/2003         0.57
2/28/2003         0.59
3/31/2003         0.64
4/30/2003         0.71
5/31/2003         0.56
6/30/2003         0.43
7/31/2003         0.3
8/29/2003         0.25
9/30/2003         0.42
10/31/2003        0.38
11/30/2003        0.45

PORTFOLIO REVIEWS

term issues rallied and we were able to take advantage of attractive investment opportunities in this sector.
      We also purchased longer-term municipal notes in late August, when the State of Texas issued a record $7.5 billion in tax and revenue anticipation notes (TRANS) and tax-exempt money market yields reached their highest levels of the reporting period. We further increased investments in longer-term issues in September, when reduced demand for tax-exempt securities sent yields higher once again. The Funds' earlier emphasis on short-term securities gave us the flexibility to utilize the yield opportunities that arose throughout this time.

HANDLING FUTURE CHANGES IN SUPPLY AND DEMAND
      At the end of the reporting period, when improving economic conditions began to push yields higher, we had further opportunities to enhance Fund returns. While making sure that we maintained sufficient liquidity for the redemptions that typically occur at the end of the year, we took advantage of attractive yields available in tax-exempt commercial paper with maturities of two to three months. Purchasing slightly longer maturities with higher yields should help us limit purchases at the start of 2004, when investors return to the money market funds and the yields on tax-exempt securities tend to soften.
      We do not expect to lengthen maturities much more in the months to come. If the economy continues to improve, and money market yields start to rise, we want the Funds to be flexible enough to allow us to take advantage of any new yield opportunities that arise. As always, we will emphasize investments with both strong liquidity and superior credit ratings.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONNECTICUT:                                             85
PACIFIC:                                                  6
SOUTH:                                                    5
NORTH CENTRAL:                                            3
MOUNTAIN, OTHER TERRITORIES, CASH EQUIVALENT &
NET OTHER ASSETS AND LIABILITIES:                         1

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NEW YORK:                                       86
PACIFIC:                                         6
MOUNTAIN:                                        3
NORTH CENTRAL:                                   3
EAST & NET OTHER ASSETS AND LIABILITIES:         2

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

DISTRIBUTION OF NET ASSETS AS OF NOVEMBER 30, 2003 (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MASSACHUSETTS:                                  84
SOUTH:                                           8
NORTH CENTRAL:                                   5
EAST, MOUNTAIN, PACIFIC, CASH EQUIVALENTS &
NET OTHER ASSETS AND LIABILITIES:                3

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RETAIL A
11/30/2002        0.75
12/31/2002        0.91
1/31/2003         0.64
2/28/2003         0.59
3/31/2003         0.62
4/30/2003         0.71
5/31/2003         0.59
6/30/2003         0.45
7/31/2003         0.34
8/29/2003         0.28
9/30/2003         0.44
10/31/2003        0.4
11/30/2003        0.52


GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RETAIL A
9/30/2003         0.61
10/31/2003        0.55
11/30/2003        0.65

-----------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

SHAREHOLDER INFORMATION

[BEGIN SIDEBAR]
            TRUSTEES AND
    PRINCIPAL EXECUTIVE OFFICERS

        Dwight E. Vicks, Jr.
        CHAIRMAN AND TRUSTEE

           John T. O'Neill
               TRUSTEE

          Louis DeThomasis,
            F.S.C., Ph.D.
               TRUSTEE

          Kenneth A. Froot
               TRUSTEE

            James M. Seed
               TRUSTEE

         Bradford S. Wellman
          EMERITUS TRUSTEE

          Joseph R. Palombo
              PRESIDENT

        J. Kevin Connaughton
              TREASURER

              W. Bruce
           McConnel, Esq.
              SECRETARY

       INVESTMENT ADVISOR AND
            ADMINISTRATOR

         Columbia Management
           Advisors, Inc.
         100 Federal Street
          Boston, MA 02110

             DISTRIBUTOR

           Columbia Funds
          Distributor, Inc.
        One Financial Center
        Boston, MA 02111-2621

        INDEPENDENT AUDITORS

          Ernst & Young LLP
        200 Clarendon Street
          Boston, MA 02116

            LEGAL COUNSEL

     Drinker Biddle & Reath LLP
          One Logan Square
       18th and Cherry Streets
          Philadelphia, PA
             19103-6996
[END SIDEBAR]

This report is submitted for the general information of shareholders of the Galaxy Money Market Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each fund. A fund's prospectus contains more information concerning the investment policies and expenses of the fund, as well as other pertinent information. For complete information, and before making an investment decision on any of the Galaxy Money Market Funds, you should request a prospectus by calling toll-free 1-866-840-5469. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, COLUMBIA MANAGEMENT ADVISORS, INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE US GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.


                               [GRAPHIC OMITTED]
                                  RECYCLE LOGO



                   This report was printed on recycled paper.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

 COMMERCIAL PAPER - 27.44%

                 FINANCE (A) - 25.82%

$ 25,000,000     Amstel Funding Corp.
                 1.06%, 12/09/03 (C)..............  $   24,994,111
  21,580,000     CXC, LLC
                 1.05%, 12/03/03 (C)..............      21,578,741
  40,588,000     Falcon Asset Securitization Corp.
                 1.05%, 12/16/03 (C)..............      40,570,243
  25,000,000     Fountain Square Commercial
                 Funding Corp.
                 1.05%, 12/23/03 (C)..............      24,983,958
  20,000,000     Govco, Inc.
                 1.10%, 02/11/04 (C)..............      19,956,000
  50,000,000     Govco, Inc.
                 1.10%, 02/18/04 (C)..............      49,879,306
  50,000,000     Grampian Funding Ltd.
                 1.10%, 01/05/04 (C)..............      49,946,529
  25,000,000     Greenwich Capital Holdings
                 1.09%, 01/23/04 .................      24,959,881
  70,000,000     Jupiter Securitization Corp.
                 1.05%, 12/01/03 (C)..............      70,000,000
  14,000,000     Old Line Funding Corp.
                 1.06%, 12/05/03 (C)..............      13,998,351
  56,834,000     Old Line Funding Corp.
                 1.08%, 01/23/04 (C)..............      56,743,634
  30,000,000     Preferred Receivables Funding Corp.
                 1.05%, 12/12/03 (C)..............      29,990,375
  50,000,000     Windmill Funding Corp.
                 1.04%, 12/17/03 (C)..............      49,976,889
                                                    --------------
                                                       477,578,018
                                                    --------------

                 MUNICIPAL  - 1.62%

  30,000,000     Texas Public Finance Authority
                 1.15%, 01/13/04 .................      30,000,000
                                                    --------------
                 TOTAL COMMERCIAL PAPER...........     507,578,018
                                                    --------------
                 (Cost $507,578,018)

U.S. AGENCY OBLIGATIONS - 21.40%

                 FEDERAL HOME LOAN MORTGAGE CORPORATION  - 10.59%

  30,000,000     1.01%, 04/22/04 (A)..............      29,880,833
  25,000,000     1.01%, 06/17/04 (A)..............      24,862,496
  13,000,000     1.38%, 11/12/04, MTN.............      13,000,000
  13,000,000     1.41%, 11/15/04, MTN.............      13,000,000
   5,000,000     3.25%, 11/15/04 .................       5,085,418
  35,000,000     1.11%, 09/09/05 (B)..............      35,000,000
  50,000,000     1.11%, 10/07/05 (B)..............      50,000,000
  25,000,000     1.13%, 11/07/05 (B)..............      25,000,000
                                                    --------------
                                                       195,828,747
                                                    --------------

  PAR VALUE                                              VALUE
  ---------                                              -----

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 5.95%

 $10,000,000     1.30%, 02/06/04 (A)..............  $    9,976,178
  20,000,000     1.25%, 08/27/04 .................      19,997,224
  20,000,000     1.50%, 09/24/04 .................      20,000,000
  20,000,000     1.50%, 10/01/04 .................      20,000,000
  40,000,000     1.07%, 03/23/05 (B)..............      39,989,468
                                                    --------------
                                                       109,962,870
                                                    --------------

                 FEDERAL HOME LOAN BANK - 4.86%

  25,000,000     1.25%, 07/02/04 .................      25,000,973
  30,000,000     1.40%, 09/01/04 .................      30,000,000
  15,000,000     1.08%, 04/19/05 (B)..............      14,993,802
  20,000,000     1.04%, 04/25/05 (B)..............      19,988,734
                                                    --------------
                                                        89,983,509
                                                    --------------
                 TOTAL U.S. AGENCY OBLIGATIONS....     395,775,126
                                                    --------------
                 (Cost $395,775,126)

 CORPORATE NOTES AND BONDS - 16.72%

   1,100,000     Abbott Laboratories
                 5.13%, 07/01/04 .................       1,124,454
  72,000,000     American Express Credit Corp.
                 Senior Note, Series B, MTN,
                 Extendible
                 1.15%, 12/06/04 (B)..............      72,000,000
  10,000,000     American Express Credit Corp.
                 Senior Note, Series B, MTN
                 Extendible
                 1.14%, 12/20/04 (B)(E)...........      10,000,000
  35,000,000     Bank One N.A. Illinois, BN
                 1.18%, 04/13/04 (B)..............      35,010,959
  11,000,000     Bankunited FSB, MTN
                 5.40%, 02/02/04
                 LOC: FHLB........................      11,075,326
  10,700,000     General Electric Capital Corp.
                 Series A, MTN
                 5.38%, 04/23/04 .................      10,877,781
  60,000,000     General Electric Capital Corp.
                 MTN, Extendible
                 1.20%, 12/17/04 (B)..............      60,007,497
  25,000,000     Goldman Sachs Group, Inc., MTN
                 1.29%, 11/10/04 (B)..............      25,043,171
   2,000,000     Gulf Gate Apartments
                 Series 2003
                 1.20%, 09/01/28 (B)
                 LOC: Wells Fargo Bank, N.A.......       2,000,000
  50,000,000     MBIA Global Funding LLC, MTN
                 1.10%, 01/02/04 (B)(E)...........      50,000,000
   8,040,000     National Rural Utilities Cooperative
                 Finance
                 5.25%, 07/15/04 .................       8,238,028
  15,000,000     Royal Bank of Canada, Yankee, MTN
                 1.10%, 12/09/04 (B)..............      15,000,000
   8,445,000     Wachovia Corp.
                 6.95%, 11/01/04 .................       8,873,369
                                                    --------------
                 TOTAL CORPORATE NOTES AND BONDS..     309,250,585
                                                    --------------
                 (Cost $309,250,585)


                        SEE NOTES TO FINANCIAL STATEMENTS.
                                         9

MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

MUNICIPAL SECURITIES - 14.30%

                 ARKANSAS  - 0.16%

$  3,000,000     Union County
                 IDR, Del-Tin Fiber L.I.C. Project
                 1.14%, 10/01/27 (D)
                 LOC: Bank One, N.A...............  $    3,000,000
                                                    --------------

                 CALIFORNIA  - 0.16%

   3,000,000     Kern Water Bank Authority
                 Series B
                 1.20%, 07/01/28 (D)
                 LOC: Wells Fargo Bank, N.A.......       3,000,000
                                                    --------------

                 GEORGIA  - 1.84%

   9,945,000     Columbia County
                 Elderly Authority
                 Residential Care Facilities
                 Augusta Resource Center on Aging
                 1.11%, 01/01/21 (D)
                 LOC: Wachovia Bank, N.A..........       9,945,000
  14,025,000     De Kalb County Development Authority
                 Emory University, Series B, GO
                 1.10%, 11/01/25 (D)..............      14,025,000
  10,100,000     Fulton County Development Authority
                 Alfred & Adele Davis
                 1.11%, 12/01/19 (D)
                 LOC: Wachovia Bank, N.A..........      10,100,000
                                                    --------------
                                                        34,070,000
                                                    --------------

                 LOUISIANA  - 1.92%

  35,400,000     New Orleans, Pension
                 Revenue, N.A.
                 1.12%, 09/01/30 (D)
                 LOC: AMBAC
                 SPA: Bank One, N.A...............      35,400,000
                                                    --------------

                 MAINE  - 3.52%

  65,000,000     Portland, Pension  Bonds, GO
                 1.07%, 06/01/26 (D)
                 SPA: Landesbank
                 Hessen-Thuringen G Z ............      65,000,000
                                                    --------------

                 MARYLAND  - 1.27%

  21,300,000     Baltimore Community
                 Development Financing Corp.
                 1.11%, 08/15/30 (D)
                 Insured: MBIA
                 SPA: Wachovia Bank, N.A..........      21,300,000
   2,210,000     Maryland State
                 Health & Higher Education Authority
                 Charlestown Project, Series B
                 1.15%, 01/01/28 (D)
                 LOC: Wachovia Bank, N.A..........       2,210,000
                                                    --------------
                                                        23,510,000
                                                    --------------

  PAR VALUE                                              VALUE
  ---------                                              -----

                 MINNESOTA  - 0.84%

$  4,300,000     Minnesota State HFA
                 Residential Housing
                 Series B, AMT
                 1.15%, 01/01/33 (D)
                 SPA: Wells Fargo Bank, N.A.......  $    4,300,000
  11,200,000     Minnesota State HFA
                 Residential Housing
                 Series J, AMT
                 1.15%, 07/01/33 (D)
                 SPA: Wells Fargo Bank, N.A.......      11,200,000
                                                    --------------
                                                        15,500,000
                                                    --------------

                 NEW HAMPSHIRE  - 0.54%

  10,000,000     New Hampshire State Business
                 Finance Authority
                 Student Guaranteed
                 Series B
                 1.17%, 11/01/20 (D)
                 SPA: Bank of New York............      10,000,000
                                                    --------------

                 NEW JERSEY  - 2.43%

  45,000,000     New Jersey EDA
                 State Pension Funding Revenue
                 1.12%, 02/15/29 (D)
                 Insured: FSA
                 SPA: Dexia Credit Local de France      45,000,000
                                                    --------------

                 TENNESSEE  - 1.62%

  30,020,000     Knox County Health Educational
                 and Housing Facilities Board
                 Student Housing Revenue
                 Volunteer Student Housing LLC Project
                 1.11%, 09/01/34 (D)
                 LOC: Wachovia Bank, N.A..........      30,020,000
                                                    --------------
                 TOTAL MUNICIPAL SECURITIES.......     264,500,000
                                                    --------------
                 (Cost $264,500,000)

CERTIFICATES OF DEPOSIT - 12.13%

  50,000,000     Bank of New York
                 1.10%, 02/10/04 (B)..............      50,000,000
  75,000,000     Canadian Imperial Bank of
                 Commerce, Yankee
                 1.14%, 12/15/04 (B)..............      75,000,000
  50,000,000     Credit Suisse First Boston N.Y.,
                 Yankee
                 1.10%, 07/07/04 (B)..............      50,000,000
  19,300,000     First Tennessee Bank
                 1.11%, 02/04/04 (B)..............      19,299,289
  30,000,000     HBOS Treasury Services, Plc
                 0.90%, 12/29/03 .................      29,995,779
                                                    --------------
                 TOTAL CERTIFICATES OF DEPOSIT....     224,295,068
                                                    --------------
                 (Cost $224,295,068)


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       10

MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

REPURCHASE AGREEMENTS - 8.07%

$ 49,205,000     Repurchase Agreement with:
                 JPMorgan Chase & Co.
                 1.06%, Due 12/01/2003,
                 dated 11/28/2003
                 Repurchase Price $49,209,346
                 (Collateralized by U.S. Agency
                 Obligations, zero coupon
                 Due 09/01/2030 - 11/01/2033;
                 Total Par $63,193,724
                 Market Value $50,189,446)........  $   49,205,000
 100,000,000     Repurchase Agreement with:
                 UBS Finance
                 1.09%, Due 12/01/2003,
                 dated 11/28/2003 Repurchase Price
                 $100,009,083 (Collateralized by
                 Asset-Backed Securities, 7.60% -
                 8.34% Due 05/25/2005 - 08/10/2034;
                 Total Par $154,335,500
                 Market Value $105,001,969).......     100,000,000
                                                    --------------
                 TOTAL REPURCHASE AGREEMENTS......     149,205,000
                                                    --------------
                 (Cost $149,205,000)
TOTAL INVESTMENTS - 100.06%.......................   1,850,603,797
                                                    --------------
(Cost $1,850,603,797)*
NET OTHER ASSETS AND LIABILITIES - (0.06)%........      (1,069,598)
                                                    --------------
NET ASSETS - 100.00%..............................  $1,849,534,199
                                                    ==============

---------------------------
*       Aggregate cost for federal tax purposes.
(A)     Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at November 30, 2003.
(C) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. At November 30, 2003, these securities amounted to $452,618,137 or 24.47% of net assets.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on November 30, 2003.
(E) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. On November 30, 2003, these securities amounted to $60,000,000 or 3.24% of net assets.
AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BN      Bank Note
EDA     Economic Development Authority
FHLB    Federal Home Loan Bank
FSA     Financial Security Assurance Company
GO      General Obligation
HFA     Housing Finance Agency
IDR     Industrial Development Revenue
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
MTN     Medium Term Note
SPA     Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        11

GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

U.S. AGENCY OBLIGATIONS - 89.22%

                FEDERAL HOME LOAN MORTGAGE CORPORATION  - 38.00%

$33,000,000     1.08%, 12/04/03 (A)..............  $  32,997,030
 15,000,000     1.02%, 12/16/03 (A)..............     14,993,625
 25,000,000     1.05%, 12/17/03 (A)..............     24,988,333
 22,000,000     3.25%, 01/15/04, MTN.............     22,056,563
 40,000,000     1.08%, 01/22/04 (A)..............     39,937,658
 25,000,000     1.08%, 03/01/04 (A)..............     24,931,750
 20,000,000     3.13%, 05/20/04, MTN.............     20,196,135
  5,000,000     3.25%, 11/15/04 .................      5,085,418
 16,000,000     1.11%, 09/09/05 (B)..............     16,000,742
 10,000,000     1.11%, 10/07/05 (B)..............     10,000,000
 15,000,000     1.13%, 11/07/05 (B)..............     15,000,000
                                                   -------------
                                                     226,187,254
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 37.44%

 25,000,000     1.07%, 01/02/04 (A)..............     24,976,222
 25,000,000     1.06%, 01/05/04 (A)..............     24,974,236
 20,000,000     1.07%, 01/14/04 (A)..............     19,973,844
 21,580,000     1.07%, 01/21/04 (A)..............     21,547,288
 10,000,000     1.30%, 02/06/04 (A)..............      9,976,178
 21,213,000     5.13%, 02/13/04 .................     21,384,954
 30,000,000     1.00%, 09/10/04 (B)..............     29,988,833
 10,000,000     1.50%, 09/24/04 .................     10,000,000
 10,000,000     1.50%, 10/01/04 .................     10,000,000
 35,000,000     1.09%, 02/18/05 (B)..............     34,989,185
 15,000,000     1.07%, 03/23/05 (B)..............     14,996,050
                                                   -------------
                                                     222,806,790
                                                   -------------

                FEDERAL HOME LOAN BANK  - 12.94%

 35,000,000     1.00%, 01/06/04 (B)..............     34,998,694
  3,000,000     4.88%, 04/16/04 .................      3,039,466
  5,000,000     1.25%, 07/02/04 .................      5,000,195
 22,000,000     1.05%, 04/07/05 (B)..............     22,000,000
  5,000,000     1.08%, 04/19/05 (B)..............      4,997,934
  7,000,000     1.04%, 04/25/05 (B)..............      6,996,057
                                                   -------------
                                                      77,032,346
                                                   -------------

                FEDERAL FARM CREDIT BANK  - 0.84%

  5,000,000     1.09%, 04/14/04 (B)..............      4,999,030
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS....    531,025,420
                                                   -------------
                (Cost $531,025,420)

 PAR VALUE                                              VALUE
 ---------                                              -----

REPURCHASE AGREEMENT - 10.68%

$63,536,000     Repurchase Agreement with:
                UBS Finance
                1.05%, Due 12/01/2003,
                dated 11/28/2003
                Repurchase Price $63,541,559
                (Collateralized by U.S. Agency
                Obligations, 5.25%
                Due 12/18/2003 - 11/05/2012;
                Total Par $64,588,498
                Market Value $64,807,587)........  $  63,536,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENT.......     63,536,000
                                                   -------------
                (Cost $63,536,000)

  SHARES
  ------

INVESTMENT COMPANY - 0.03%

    155,549     Dreyfus Cash Management
                Money Market Fund................        155,549
                                                   -------------
                TOTAL INVESTMENT COMPANY.........        155,549
                                                   -------------
                (Cost $155,549)
TOTAL INVESTMENTS - 99.93%.......................    594,716,969
                                                   -------------
(Cost $594,716,969)*
NET OTHER ASSETS AND LIABILITIES - 0.07%.........        441,824
                                                   -------------
NET ASSETS - 100.00%.............................  $ 595,158,793
                                                   =============

----------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at November 30, 2003.
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       12

U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.62%

                 U.S. TREASURY BILLS (A)  - 78.79%

$ 50,000,000     0.93%, 12/04/03..................  $   49,996,125
  50,000,000     0.95%, 12/04/03..................      49,996,062
  40,000,000     0.83%, 12/11/03..................      39,990,833
  30,000,000     0.93%, 12/11/03..................      29,992,292
  25,000,000     0.93%, 12/11/03..................      24,993,542
 100,000,000     0.91%, 12/18/03..................      99,957,028
  50,000,000     0.93%, 12/18/03..................      49,978,042
 100,000,000     0.91%, 12/26/03..................      99,937,153
 100,000,000     0.95%, 12/26/03..................      99,934,375
  20,000,000     0.92%, 01/02/04..................      19,983,644
  30,000,000     0.95%, 01/15/04..................      29,964,563
  25,000,000     1.02%, 02/05/04..................      24,953,708
  50,000,000     1.03%, 02/05/04..................      49,906,042
  30,000,000     0.93%, 02/12/04..................      29,943,729
  30,000,000     1.02%, 02/12/04..................      29,938,254
  22,914,000     0.99%, 03/04/04..................      22,854,767
  15,000,000     1.03%, 04/29/04..................      14,936,250
  20,000,000     1.02%, 05/06/04..................      19,911,906
  30,000,000     1.00%, 05/13/04..................      29,864,017
  30,000,000     1.02%, 05/13/04..................      29,861,283
                                                    --------------
                                                       846,893,615
                                                    --------------

                 FEDERAL HOME LOAN BANK  - 13.29%

  42,475,000     0.94%, 12/01/03 (A)..............      42,475,000
  75,000,000     1.00%, 01/06/04 (B)..............      74,997,202
  25,000,000     4.88%, 04/16/04 .................      25,328,887
                                                    --------------
                                                       142,801,089
                                                    --------------

                 U.S. TREASURY NOTES - 4.68%

$ 15,000,000     3.00%, 02/29/04 .................   $  15,062,347
  15,000,000     3.63%, 03/31/04 .................      15,116,137
  10,000,000     1.88%, 09/30/04 .................      10,049,123
  10,000,000     2.13%, 10/31/04 .................      10,085,211
                                                    --------------
                                                        50,312,818
                                                    --------------

                 FEDERAL FARM CREDIT BANK  - 1.86%

  20,000,000     1.09%, 04/14/04 (B)..............      19,996,118
                                                    --------------
                 TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS......................   1,060,003,640
                                                    --------------
                 (Cost $1,060,003,640)
TOTAL INVESTMENTS - 98.62%.......................    1,060,003,640
                                                    --------------
(Cost $1,060,003,640)*

NET OTHER ASSETS AND LIABILITIES - 1.38%.........       14,816,647
                                                    --------------
NET ASSETS - 100.00%.............................   $1,074,820,287
                                                    ==============

----------------------
*      Aggregate cost for federal tax purposes.
(A)    Discount yield at time of purchase.
(B) Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect at November 30, 2003.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       13

TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

MUNICIPAL SECURITIES - 99.86%

                 ALABAMA  - 0.55%

$  7,250,000     Huntsville-Redstone Village
                 Special Care Facilities Financing
                 Authority
                 Series D
                 1.11%, 12/01/06 (A)
                 LOC: LaSalle Bank, N.A...........  $    7,250,000
                                                    --------------

                 ALASKA  - 2.27%

  30,000,000     North Slope Borough, Series A, GO
                 1.14%, 06/30/10 (A)
                 Insured: MBIA
                 SPA: Dexia Credit Local de France      30,000,000
                                                    --------------

                 ARIZONA  - 1.66%

  19,000,000     Pima County IDA
                 Tucson Electric-Irvington
                 Series A
                 1.15%, 10/01/22 (A)
                 LOC: Toronto-Dominion Bank.......      19,000,000
   3,000,000     Tempe IDA, Centers for Habilitation
                 1.25%, 12/01/21 (A)
                 LOC: Wells Fargo Bank, N.A.......       3,000,000
                                                    --------------
                                                        22,000,000
                                                    --------------

                 ARKANSAS  - 1.89%

  15,000,000     Arkansas State Development
                 Finance Authority
                 Environmental Facilities Revenue
                 Ensco, Inc. Project, AMT
                 1.21%, 01/01/20 (A)
                 LOC: Wachovia Bank, N.A..........      15,000,000
  10,000,000     Arkansas State Development
                 Finance Authority
                 Environmental Facilities Revenue
                 Teris LLC Project, AMT
                 1.21%, 03/01/21 (A)
                 LOC: Wachovia Bank, N.A..........      10,000,000
                                                    --------------
                                                        25,000,000
                                                    --------------

                 CALIFORNIA  - 0.01%

     160,000     Los Angeles Regional Airports
                 Improvement Corp., Lease Revenue
                 Los Angeles International Airports
                 1.06%, 12/01/25 (A)
                 LOC: Societe Generale............         160,000
                                                    --------------

                 COLORADO  - 1.59%

   5,000,000     Colorado HFA
                 Single Family Mortgage
                 Class I-C-4, AMT
                 1.18%, 11/01/04 .................       5,000,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 COLORADO  (CONTINUED)

$ 13,000,000     Colorado HFA
                 Single Family Mortgage
                 Class I-C-5
                 1.13%, 11/01/04 .................  $   13,000,000
   3,000,000     Moffat County, PCR
                 Colorado Ute Electric
                 1.32%, 07/01/10 (A)
                 Insured: AMBAC
                 SPA: Societe Generale............       3,000,000
                                                    --------------
                                                        21,000,000
                                                    --------------

                 FLORIDA  - 0.93%

   3,045,000     Brevard County Revenue
                 Holy Trinity Episcopal
                 1.16%, 10/01/19 (A)
                 LOC: Wachovia Bank, N.A..........       3,045,000
   5,700,000     Clay County Development Authority
                 Educational Facilities Revenue
                 St. Johns Country Day School
                 1.10%, 11/01/25 (A)
                 LOC: SunTrust Bank, N.A..........       5,700,000
   3,560,000     Orange County, IDA
                 Lake Highland Preparation School
                 1.16%, 10/01/18 (A)
                 LOC: Wachovia Bank, N.A..........       3,560,000
                                                    --------------
                                                        12,305,000
                                                    --------------

                 GEORGIA  - 13.14%

   6,900,000     Athens-Clarke County, Unified
                 Government Development
                 Authority, UGA Real Estate
                 Foundation Project
                 1.10%, 04/01/31 (A)
                 LOC: SunTrust Bank, N.A..........       6,900,000
  12,500,000     Atlanta Airport Revenue
                 Series B-2
                 1.12%, 01/01/30 (A)
                 Insured: MBIA
                 SPA: JPMorgan Chase Bank.........      12,500,000
   5,000,000     Atlanta Airport Revenue
                 Series C-2
                 1.12%, 01/01/30 (A)
                 Insured: MBIA
                 SPA: Wachovia Bank, N.A..........       5,000,000
  15,565,000     Atlanta Development Authority Revenue
                 Clark University Project
                 Series A
                 1.10%, 07/01/32 (A)
                 LOC: Wachovia Bank, N.A..........      15,565,000
   6,100,000     Atlanta Urban Residential Finance
                 Authority
                 Multi-Family Housing Revenue
                 Auburn Glenn Apartments,
                 Series A, AMT
                 1.21%, 12/01/37 (A)
                 LOC: Wachovia Bank, N.A..........       6,100,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       14

TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 GEORGIA  (CONTINUED)

$  5,000,000     Atlanta Urban Residential Finance
                 Authority
                 Multi-Family Housing Revenue
                 Northside Plaza Project, AMT
                 1.21%, 11/01/27 (A)
                 LOC: Wachovia Bank, N.A..........  $    5,000,000
   5,000,000     Bibb County Development Authority
                 1st Presbyterian Day School
                 1.10%, 05/01/19 (A)
                 LOC: SunTrust Bank, N.A..........       5,000,000
   2,700,000     Burke County Development
                 Authority, PCR
                 Oglethorpe Power Corp. Project
                 Series C
                 1.10%, 01/01/18 (A)
                 Insured: MBIA
                 SPA: JPMorgan Chase Bank.........       2,700,000
  10,000,000     Clayton County Development Authority
                 Special Facilities Revenue
                 Delta Airlines, Series C, AMT
                 1.20%, 05/01/35 (A)
                 LOC: General Electric Capital Corp.    10,000,000
   4,300,000     Clayton County Development
                 Authority, IDR
                 Wilson Holdings, Inc. Project, AMT
                 1.25%, 11/01/13 (A)
                 LOC: SunTrust Bank, N.A..........       4,300,000
   3,200,000     Clayton County Housing Authority
                 Multi-Family Housing Revenue
                 Forest Club Estates Project
                 Series A, AMT
                 1.14%, 06/15/36 (A)
                 LOC: FHLB........................       3,200,000
  10,110,000     Cobb County Development Authority, IDR
                 Institute of Nuclear Power Operations
                 1.10%, 02/01/13 (A)
                 LOC: SunTrust Bank, N.A..........      10,110,000
   7,700,000     Cobb County Housing Authority
                 Multi-Family Housing Revenue
                 Walton Reserve Apartments
                 Project, AMT
                 1.20%, 10/01/35 (A)
                 LOC: SunTrust Bank, N.A..........       7,700,000
   4,000,000     Cobb County Housing Authority
                 Multi-Family Housing Revenue
                 Woodchase Village Apartments
                 Project,  AMT
                 1.16%, 03/15/36 (A)
                 LOC: Regions Bank................       4,000,000
   3,100,000     Cobb County Residential Care
                 Facilities Authority Revenue
                 North Georgia Presbyterian
                 Homes Project
                 1.10%, 08/01/18 (A)
                 LOC: SunTrust Bank, N.A..........       3,100,000
   6,960,000     Fayette County Development Authority
                 Educational Facilities Revenue
                 Catholic Education North
                 Georgia, Inc .
                 1.11%, 04/01/28 (A)
                 LOC: Wachovia Bank, N.A..........       6,960,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 GEORGIA  (CONTINUED)

$  4,900,000     Fayette County Hospital Authority
                 Revenue Anticipation Certificates
                 Fayette Community Hospital Project
                 1.10%, 06/01/26 (A)
                 LOC: SunTrust Bank, N.A..........  $    4,900,000
  19,295,000     Fulton County Development Authority
                 Educational Facilities Revenue
                 Catholic Education North
                 Georgia, Inc.
                 1.11%, 04/01/28 (A)
                 LOC: Wachovia Bank, N.A..........      19,295,000
   5,000,000     Fulton County Development Authority
                 Lovett School Project
                 1.10%, 05/01/27 (A)
                 LOC: SunTrust Bank, N.A..........       5,000,000
   3,400,000     Fulton County Development Authority
                 Trinity School, Inc. Project
                 1.10%, 06/01/25 (A)
                 LOC: SunTrust Bank, N.A..........       3,400,000
   6,400,000     Fulton County Development Authority
                 Woodward Academy, Inc. Project
                 1.10%, 12/01/27 (A)
                 LOC: SunTrust Bank, N.A..........       6,400,000
   6,375,000     Gainesville & Hall County
                 Exempt Facilities Revenue
                 Squirrel Creek Basin, AMT
                 1.21%, 07/01/32 (A)
                 LOC: Wachovia Bank, N.A..........       6,375,000
   4,900,000     Gainesville Redevelopment Authority
                 Educational Facilities Revenue
                 Riverside Military Project
                 1.11%, 07/01/24 (A)
                 LOC: Wachovia Bank, N.A..........       4,900,000
   5,900,000     Georgia State Ports Authority
                 Revenue
                 Colonels Island Terminal, AMT
                 1.20%, 10/01/23 (A)
                 LOC: SunTrust Bank, N.A..........       5,900,000
   9,400,000     Monroe County Development Authority
                 PCR, Oglethorpe Power
                 Series B
                 1.10%, 01/01/20 (A)
                 Insured: AMBAC
                 SPA: JPMorgan Chase Bank.........       9,400,000
                                                    --------------
                                                       173,705,000
                                                    --------------

                 HAWAII  - 0.38%

   4,995,000     Honolulu City & County, GO
                 1.17%, 03/01/11 (A)
                 Insured: MBIA
                 SPA: Merrill Lynch Capital Services     4,995,000
                                                    --------------

                 IDAHO  - 1.04%

   2,625,000     Custer County, PCR
                 Amoco Co. Project
                 Standard Oil Industry
                 1.00%, 10/01/09 (A)..............       2,625,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       15

TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 IDAHO  (CONTINUED)

$  4,535,000     Eagle IDC
                 Camille Beckman Corp. Project, AMT
                 1.45%, 09/01/21 (A)
                 LOC: Wells Fargo Bank, N.A.......  $    4,535,000
   1,225,000     Idaho Health Facilities Authority
                 ACES, Pooled Financing Program
                 1.16%, 10/01/10 (A)
                 LOC: U.S. Bank, N.A..............       1,225,000
   5,400,000     Power County, PCR
                 FMC Corp. Project
                 1.10%, 12/01/10 (A)
                 LOC: Wachovia Bank, N.A..........       5,400,000
                                                    --------------
                                                        13,785,000
                                                    --------------

                 ILLINOIS  - 12.32%

   6,000,000     Chicago Enterprise Zone
                 Gardner-Gibson Project, AMT
                 1.20%, 07/01/33 (A)
                 LOC: Harris Trust & Savings Bank.       6,000,000
   6,850,000     Chicago Enterprise Zone
                 J & A LLC Project, AMT
                 1.27%, 12/01/32 (A)
                 LOC: LaSalle National Bank.......       6,850,000
   5,500,000     Chicago IDR
                 Flying Food Fare Midway Project, AMT
                 1.20%, 12/01/28 (A)
                 LOC: Harris Trust & Savings Bank.       5,500,000
   9,900,000     Illinois Development Finance
                 Authority
                 Bradley University Project
                 1.11%, 08/01/32 (A)
                 Insured: FGIC
                 SPA: National City Bank..........       9,900,000
   7,000,000     Illinois Development Finance
                 Authority
                 Foundation For Safety & Health
                 1.12%, 10/01/17 (A)
                 LOC: LaSalle National Bank.......       7,000,000
   3,675,000     Illinois Development Finance
                 Authority
                 Oak Park Residence Corp. Project
                 1.11%, 07/01/41 (A)
                 LOC: LaSalle Bank, N.A...........       3,675,000
   5,000,000     Illinois Development Finance
                 Authority
                 Sinai Community Institute Project
                 1.12%, 03/01/22 (A)
                 LOC: LaSalle National Bank.......       5,000,000
  18,000,000     Illinois Education
                 Shedd Aquarium
                 1.10%, 05/20/04
                 LOC: Bank of America, N.A........      18,000,000
   5,300,000     Illinois EFA
                 Beverly Arts Center Chicago
                 1.12%, 10/01/28 (A)
                 LOC: Fifth Third Bank............       5,300,000
  16,560,000     Illinois EFA
                 Illinois Institute of Technology
                 1.12%, 12/01/35 (A)
                 LOC: Harris Trust & Savings Bank.      16,560,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 ILLINOIS (CONTINUED)

$  4,900,000     Illinois EFA
                 St. Xavier University Project
                 Series A 1.11%, 10/01/32 (A)
                 LOC: LaSalle Bank, N.A...........  $    4,900,000
   6,000,000     Illinois Health Finance Authority
                 OSF Healthcare System
                 1.10%, 11/15/27 (A)
                 LOC: Fifth Third Bank............       6,000,000
   6,600,000     Illinois Health Finance Authority
                 Swedish Covenant Hospital Project
                 1.08%, 08/01/25 (A)
                 Insured: AMBAC
                 SPA: Harris Trust & Savings Bank.       6,600,000
   4,300,000     Illinois Health Finance Authority
                 University of Chicago Hospitals
                 Project
                 Series C
                 1.10%, 08/15/26 (A)
                 Insured: MBIA
                 SPA: JPMorgan Chase Bank.........       4,300,000
  33,300,000     Illinois State Toll Highway Authority
                 Series B
                 1.15%, 01/01/17 (A)
                 Insured: FSA
                 SPA: Landesbank Hessen-Thuringen GZ    33,300,000
   2,885,000     Illinois State, GO
                 Series 2010
                 1.17%, 04/01/08 (A)
                 Insured: FSA
                 SPA: Merrill Lynch Capital Services     2,885,000
   2,000,000     Illinois State, GO
                 Series 871
                 1.15%, 04/01/10 (A)
                 Insured: FSA
                 LIQ FAC: Landesbank
                 Hessen-Thuringen GZ ...............     2,000,000
   7,400,000     Marion Special Service Area No. 2, GO
                 1.15%, 01/01/22 (A)
                 LOC: U.S. Bank, N.A..............       7,400,000
   6,000,000     Niles Educational Facilities
                 Notre Dame High School Project
                 1.12%, 03/01/31 (A)
                 LOC: LaSalle Bank, N.A...........       6,000,000
   5,700,000     Northern Cook County, Solid Waste
                 Agency Contract
                 Second Lien, Series A
                 1.12%, 05/01/15 (A)
                 LOC: Northern Trust Co...........       5,700,000
                                                    --------------
                                                       162,870,000
                                                    --------------

                 INDIANA  - 1.58%

   1,500,000     Bloomington
                 Multi-Family Housing Revenue
                 Willow Manor Apartments Project
                 1.19%, 11/01/32 (A)
                 LOC: Fifth Third Bank............       1,500,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       16

TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 INDIANA  (CONTINUED)

$  3,200,000     Hartford City Industry
                 Economic Development
                 Hartford Concrete Products
                 Project, AMT
                 1.19%, 10/01/16 (A)
                 LOC: Fifth Third Bank............  $    3,200,000
  10,000,000     Indianapolis Airport
                 1.05%, 02/10/04
                 LOC: Bank One, N.A...............      10,000,000
   6,200,000     Sullivan Industry PCR
                 Hoosiers, Series L-3
                 1.15%, 12/01/03
                 CO: National Rural Utilities CFC.       6,200,000
                                                    --------------
                                                        20,900,000
                                                    --------------

                 IOWA  - 4.47%

   3,450,000     Iowa Finance Authority
                 Museum of Art Foundation
                 1.15%, 06/01/33 (A)
                 LOC: U.S. Bank, N.A..............       3,450,000
   6,000,000     Iowa Finance Authority
                 Single Family Mortgage
                 Series F, AMT
                 1.15%, 01/01/33 (A)
                 LOC: Wells Fargo Bank, N.A.......       6,000,000
   6,100,000     Iowa Finance Authority, IDR
                 Ramsgate Corp. Project, AMT
                 1.20%, 12/01/22 (A)
                 LOC: U.S. Bank, N.A..............       6,100,000
  25,000,000     Iowa School Corps
                 Warrant Certificates
                 Iowa School Cash Anticipation Program
                 Series A
                 2.00%, 06/18/04
                 Insured: FSA.....................      25,120,069
   6,050,000     Linn County
                 YMCA Greater Cedar Rapids, AMT
                 1.25%, 12/01/10 (A)
                 LOC: Wells Fargo Bank, N.A.......       6,050,000
   6,995,000     Linn County, IDR
                 Highway Equipment Co. Project, AMT
                 1.15%, 07/01/22 (A)
                 LOC: Wells Fargo Bank, N.A.......       6,995,000
   5,400,000     Linn County, IDR
                 Swiss Valley Farms Co. Project, AMT
                 1.25%, 05/01/21 (A)
                 LOC: Wells Fargo Bank, N.A.......       5,400,000
                                                    --------------
                                                        59,115,069
                                                    --------------

                 KANSAS  - 0.68%

   4,100,000     Lenaxa Multi-Family Housing
                 Meadows Apartments Project
                 Series A
                 1.15%, 04/15/35 (A)
                 Insured: FNMA
                 LIQ FAC: FNMA....................       4,100,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 KANSAS (CONTINUED)

$  4,890,000     Wyandotte County, Kansas City
                 Unified Government Multi-Family
                 Housing
                 Revenue, Royal Ridge Apartments
                 Series A-1, AMT
                 1.15%, 06/15/35 (A)
                 Insured: FNMA
                 LIQ FAC: FNMA....................  $    4,890,000
                                                    --------------
                                                         8,990,000
                                                    --------------

                 KENTUCKY  - 2.50%

   3,700,000     Breckinridge County Lease Program
                 Association Counties
                 Leasing Trust, Series A
                 1.10%, 02/01/32 (A)
                 LOC: U.S. Bank, N.A..............       3,700,000
  24,800,000     Fort Mitchell, League of Cities
                 Funding Trust Lease Program
                 Series A
                 1.14%, 10/01/32 (A)
                 LOC: U.S. Bank, N.A..............      24,800,000
   4,600,000     Kentucky Economic Development
                 Finance Authority
                 Health Facilities Revenue
                 Baptist Convalescent Center
                 1.15%, 12/01/19 (A)
                 LOC: Fifth Third Bank............       4,600,000
                                                    --------------
                                                        33,100,000
                                                    --------------

                 LOUISIANA  - 1.80%

   8,800,000     St. Charles Parish, PCR
                 Shell Oil Co. Project
                 1.10%, 06/01/05 (A)..............       8,800,000
  15,000,000     St. James Parish, PCR
                 Texaco Project, Series A
                 0.90%, 12/16/03 .................      15,000,000
                                                    --------------
                                                        23,800,000
                                                    --------------

                 MARYLAND  - 3.33%

   7,055,000     Baltimore City Economic Development
                 Mount Washington Pediatric
                 Hospital, Inc.
                 1.10%, 07/01/21 (A)
                 LOC: Citizens Bank...............       7,055,000
  29,200,000     Maryland State
                 Economic Development Corp.
                 College Park LLC, Series A
                 1.10%, 06/01/32 (A)
                 LOC: Wachovia Bank, N.A..........      29,200,000
   7,800,000     Montgomery County
                 1.05%, 12/05/03
                 LOC: Toronto-Dominion Bank.......       7,800,000
                                                    --------------
                                                        44,055,000
                                                    --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       17

 TAX-EXEMPT MONEY MARKET FUND

 NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 MASSACHUSETTS  - 1.18%

$  15,625,000    Waltham, BAN, GO
                 2.00%, 02/12/04 .................  $   15,652,180
                                                    --------------

                 MICHIGAN  - 2.80%

  10,035,000     Michigan Higher Education
                 Student Loan Authority
                 (Roaring Fork Municipal Products LLC
                 Class A, Series 2003-11), AMT
                 1.27%, 03/01/24 (A)
                 Insured: AMBAC
                 SPA: Bank of New York............      10,035,000
   7,205,000     Michigan State Strategic Fund
                 Limited Obligation Revenue
                 American Autocoat, Inc.
                 Project, AMT
                 1.19%, 10/01/22 (A)
                 LOC: Fifth Third Bank............       7,205,000
   2,870,000     Michigan State Strategic Fund
                 Limited Obligation Revenue
                 Environmental Resh Institute
                 Series A
                 1.12%, 10/01/25 (A)
                 LOC: Fifth Third Bank............       2,870,000
   6,900,000     Oakland County EDC
                 Limited Obligation Revenue
                 Academy of the Sacred Heart
                 1.13%, 12/01/32 (A)
                 LOC: Allied Irish Bank Plc.......       6,900,000
  10,000,000     State of Michigan
                 1.00%, 05/04/04 .................      10,000,000
                                                    --------------
                                                        37,010,000
                                                    --------------

                 MINNESOTA  - 0.41%

   5,355,000     Springfield, IDR
                 Ochs Brick Co. Project, AMT
                 1.25%, 05/01/16 (A)
                 LOC:  Wells Fargo Bank, N.A......       5,355,000
                                                    --------------

                 MISSISSIPPI  - 2.27%

  30,000,000     Perry County, PCR
                 Leaf River Forest Production Project
                 1.10%, 02/01/22 (A)
                 LOC: Bank of America, N.A........      30,000,000
                                                    --------------

                 MISSOURI  - 1.18%

   4,440,000     Kansas City, IDA
                 Multi-Family Housing Revenue
                 Cloverset Apartments Project
                 1.10%, 09/15/32 (A)
                 LIQ FAC: FNMA....................       4,440,000
   7,310,000     Missouri HEFA
                 Baptist College
                 1.15%, 11/15/22 (A)
                 LOC: U.S. Bank, N.A..............       7,310,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 MISSOURI  (CONTINUED)

$  3,900,000     Missouri Higher Education Loan
                 Authority
                 Student Loan Revenue
                 Series A, AMT
                 2.25%, 12/15/03
                 Insured: GTD STD LNS.............  $    3,901,802
                                                    --------------
                                                        15,651,802
                                                    --------------

                 NEVADA  - 0.19%

   2,500,000     Clark County Airport Revenue
                 Series A, AMT
                 1.11%, 07/01/36 (A)
                 Insured: FGIC
                 SPA: Landesbank Baden-Wuerttemberg      2,500,000
                                                    --------------

                 NEW HAMPSHIRE  - 1.27%

   7,000,000     New Hampshire HEFA
                 Phillips Exeter Academy
                 1.09%, 06/01/33 (A)
                 SPA: Northern Trust Co...........       7,000,000
   9,800,000     New Hampshire State Business
                 Finance Authority
                 Valley Regional Hospital
                 1.12%, 04/01/28 (A)
                 LOC: Bank of New York............       9,800,000
                                                    --------------
                                                        16,800,000
                                                    --------------

                 NEW MEXICO  - 0.58%

   7,700,000     Farmington, PCR
                 Arizona Public Service Co.
                 Series B
                 1.10%, 09/01/24 (A)
                 LOC: Barclays Bank Plc...........       7,700,000
                                                    --------------

                 NORTH CAROLINA  - 0.94%

  12,425,000     North Carolina Capital Facilities
                 Finance Agency
                 Educational Facilities
                 Brevard College Corp.
                 1.14%, 05/01/26 (A)
                 LOC: Wachovia Bank, N.A..........      12,425,000
                                                    --------------

                 OHIO  - 1.32%

   3,500,000     Hamilton County Economic
                 Development Revenue
                 St. Xavier High School Project
                 1.09%, 04/01/28 (A)
                 LOC: Fifth Third Bank............       3,500,000
   6,470,000     Ohio State Air Quality
                 Development Authority, PCR
                 Ohio Edison, Series C
                 1.10%, 06/01/23 (A)
                 LOC: Wachovia Bank, N.A..........       6,470,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       18

 TAX-EXEMPT MONEY MARKET FUND

 NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 OHIO  (CONTINUED)

$  4,500,000     Ohio State Air Quality
                 Development Authority, PCR
                 Timken Co.
                 1.15%, 06/01/33 (A)
                 LOC: KeyBank, N.A................  $    4,500,000
   3,000,000     Sharonville, IDR
                 Edgcomb Metals Co. Project
                 1.15%, 11/01/09 (A)
                 LOC: Wells Fargo Bank, N.A.......       3,000,000
                                                    --------------
                                                        17,470,000
                                                    --------------

                 OKLAHOMA  - 0.57%

   7,500,000     Optima Municipal Authority
                 Industrial Revenue
                 Seaboard Project, AMT
                 1.20%, 09/01/23 (A)
                 LOC: SunTrust Bank, N.A..........       7,500,000
                                                    --------------

                 OREGON  - 0.83%

   3,000,000     Oregon State Health Housing
                 Educational & Cultural Facilities
                 Authority, Quatama Crossing
                 Housing Project
                 1.15%, 01/01/31 (A)
                 LOC: U.S. Bank, N.A..............       3,000,000
   7,895,000     Port of Portland Airport Revenue
                 Portland International Airport
                 (Roaring Fork Municipal Products LLC
                 Class A, Series 2003-12), AMT
                 1.27%, 07/01/15 (A)
                 Insured: FGIC
                 SPA: Bank of New York............       7,895,000
                                                    --------------
                                                        10,895,000
                                                    --------------

                 PENNSYLVANIA  - 2.02%

   5,000,000     Chester County IDA
                 Student Housing Revenue
                 University Student Housing LLC
                 Project
                 1.17%, 08/01/35 (A)
                 LOC: Citizens Bank of Pennsylvania      5,000,000
   2,775,000     Cumberland County Municipal Authority
                 LSN/TLS Obligated Group Project
                 Series A
                 1.10%, 01/01/33 (A)
                 LOC: Wachovia Bank, N.A..........       2,775,000
   4,300,000     Mercersburg Boro General Purpose
                 Authority
                 Educational Facility Revenue
                 Mercersburg College
                 Series A
                 1.10%, 06/01/25 (A)
                 LOC: Wachovia Bank, N.A..........       4,300,000
   9,000,000     Montgomery County, IDA
                 Abington Friends School Project
                 1.11%, 06/01/27 (A)
                 LOC: Wachovia Bank, N.A..........       9,000,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 PENNSYLVANIA  (CONTINUED)

$  5,625,000     Moon IDA
                 Commercial Development
                 One Thorn Run Center Project
                 Series A, AMT
                 1.27%, 11/01/15 (A)
                 LOC: National City Bank..........  $    5,625,000
                                                    --------------
                                                        26,700,000
                                                    --------------

                 SOUTH CAROLINA  - 3.91%

   6,500,000     Cherokee County, Industrial Revenue
                 Newark Electronics Division
                 1.10%, 12/01/15 (A)
                 LOC: LaSalle Bank, N.A...........       6,500,000
  20,000,000     Richland County School, District
                 No. 001
                 (ABN AMRO Munitops Certificates
                 Trust
                 Series 2003-29), GO
                 1.20%, 03/01/11 (A)
                 Insured: FSA
                 SPA: ABN AMRO Bank N.V...........      20,000,000
   2,500,000     South Carolina Jobs EDA
                 Economic Development Revenue
                 Rock-Tenn Converting Co.
                 Project, AMT
                 1.25%, 04/01/32 (A)
                 LOC: SunTrust Bank, N.A..........       2,500,000
   5,000,000     South Carolina Jobs EDA
                 Economic Development Revenue
                 South Atlantic Canners Project, AMT
                 1.21%, 12/01/21 (A)
                 LOC: Wachovia Bank, N.A..........       5,000,000
   5,000,000     South Carolina Jobs EDA
                 Economic Development Revenue
                 Waste Management South Carolina, AMT
                 1.20%, 07/01/24 (A)
                 LOC: Wachovia Bank, N.A.
                 GTY AGMT: Waste Management I.....       5,000,000
   6,020,000     South Carolina Jobs EDA
                 Economic Development Revenue
                 Zeuna Staerker USA, Inc.
                 Project, AMT
                 1.15%, 12/01/18 (A)
                 LOC: Bank of America, N.A........       6,020,000
   6,650,000     South Carolina Jobs EDA
                 Health Facilities Revenue
                 Presbyterian Home of South Carolina
                 1.11%, 12/01/21 (A)
                 LOC: Wachovia Bank, N.A..........       6,650,000
                                                    --------------
                                                        51,670,000
                                                    --------------

                 TENNESSEE  - 5.92%

   3,200,000     Chattanooga HEFB
                 Educational Facilities Revenue
                 McCallie School Project
                 1.10%, 12/01/23 (A)
                 LOC: SunTrust Bank, N.A..........       3,200,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        19

TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 TENNESSEE  (CONTINUED)

$  4,520,000     Greenville, IDB
                 Warehouse Services LLC, AMT
                 1.25%, 05/01/18 (A)
                 LOC: SunTrust Bank, N.A..........  $    4,520,000
   4,700,000     Jackson Energy Authority
                 Electrical Systems Revenue
                 Series A
                 1.10%, 11/01/26 (A)
                 Insured: AMBAC
                 SPA: SunTrust Bank, N.A..........       4,700,000
   4,100,000     Jackson Energy Authority
                 Gas System Revenue
                 1.10%, 04/01/27 (A)
                 Insured: FSA
                 LIQ FAC: SunTrust Bank, N.A......       4,100,000
   5,900,000     Jefferson City HEFB
                 Carson-Newman, Inc.
                 1.10%, 06/01/08 (A)
                 LOC: SunTrust Bank, N.A..........       5,900,000
   7,500,000     Metropolitan Government
                 Nashville & Davidson County
                 Industrial Development
                 David Lipscomb University Project,
                 Series B
                 1.10%, 11/01/23 (A)
                 LOC: SunTrust Bank, N.A..........       7,500,000
  15,000,000     Metropolitan Government
                 Nashville & Davidson County, HEFB
                 Ascension Health Credit
                 Series B-1
                 1.00%, 08/03/04 .................      15,000,000
  10,200,000     Metropolitan Government
                 Nashville & Davidson County, HEFB
                 Ensworth School Project
                 1.10%, 12/01/27 (A)
                 LOC: SunTrust Bank, N.A..........      10,200,000
   4,500,000     Sumner County
                 Jail Capital Outlay Notes, GO
                 1.10%, 06/01/06 (A)
                 LOC: SunTrust Bank, N.A..........       4,500,000
   4,700,000     Sumner County
                 School Capital Outlay Notes, GO
                 1.10%, 06/01/05 (A)
                 LOC: SunTrust Bank, N.A..........       4,700,000
  14,000,000     Sumner County
                 School Capital Outlay Notes, GO
                 1.10%, 06/01/06 (A)
                 LOC: SunTrust Bank, N.A..........      14,000,000
                                                    --------------
                                                        78,320,000
                                                    --------------

                 TEXAS  - 13.90%

   5,505,000     AMES Higher Education Facilities
                 Corp.
                 St. Gabriels School Project
                 1.20%, 12/01/33 (A)
                 LOC: Allied Irish Bank Plc.......       5,505,000
   7,300,000     Brazos River Authority, PCR, AMT
                 1.21%, 05/01/33 (A)
                 LOC: Credit Suisse First Boston..       7,300,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 TEXAS  (CONTINUED)

$  3,600,000     Brazos River Authority, PCR, AMT
                 1.21%, 05/01/33 (A)
                 LOC: JPMorgan Chase Bank.........  $    3,600,000
  11,950,000     City of Austin
                 Series A
                 0.90%, 12/09/03
                 LOC: Bayerische Landesbank GZ
                 LOC: JPMorgan Chase Bank.........      11,950,000
  11,200,000     City of Houston
                 Higher Education, Rice University
                 0.90%, 12/30/03 .................      11,200,000
   2,200,000     Guadalupe-Blanco River
                 Authority, PCR
                 Central Power & Light Co. Project
                 1.10%, 11/01/15 (A)
                 LOC: Barclays Bank Plc...........       2,200,000
  43,500,000     Hockley County, IDC, PCR
                 Amoco Project, Standard Oil Co.
                 1.10%, 03/01/14 (A)..............      43,500,000
  13,740,000     Lower Neches Valley Authority, PCR
                 Chevron USA, Inc. Project
                 0.92%, 02/15/17 (A)..............      13,740,000
  15,000,000     North Central Health
                 Facilities Development
                 Methodist Hospital
                 0.93%, 12/09/03
                 Insured: AMBAC
                 LOC: Dexia Credit Local de France      15,000,000
  13,000,000     Northside Independent School District
                 School Building, GO
                 1.02%, 06/15/04
                 Insured: PSF-GTD
                 SPA: Bank of America, N.A........      13,000,000
   2,500,000     Texas State
                 College Student Loan, AMT, GO
                 0.95%, 07/01/04
                 SPA: Landesbank Hessen-Thuringen GZ     2,500,000
  54,000,000     Texas State, TRAN
                 2.00%, 08/31/04 .................      54,327,626
                                                    --------------
                                                       183,822,626
                                                    --------------

                 UTAH  - 1.02%

  12,100,000     Emery County, PCR
                 Pacificorp Project
                 1.15%, 07/01/15 (A)
                 LOC: Bank One, N.A...............      12,100,000
   1,400,000     Salt Lake County, PCR
                 Service Station Holdings Project
                 Series B
                 1.10%, 08/01/07 (A)
                 CO Guarantee: British Petroleum..       1,400,000
                                                    --------------
                                                        13,500,000
                                                    --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       20

 TAX-EXEMPT MONEY MARKET FUND

 NOVEMBER 30, 2003 (UNAUDITED)


  PAR VALUE                                              VALUE
  ---------                                              -----

                 VERMONT  - 2.08%

$ 13,270,000     Vermont Educational & Health
                 Buildings
                 Financing Agency
                 North County Hospital
                 Series A
                 1.12%, 10/01/32 (A)
                 LOC: SunTrust Bank, N.A..........  $   13,270,000
   6,460,000     Vermont Educational & Health
                 Buildings
                 Financing Agency
                 Northwestern Project
                 Series A
                 1.12%, 09/01/31 (A)
                 LOC: ABN AMRO Bank N.V...........       6,460,000
   7,800,000     Vermont Educational & Health
                 Buildings
                 Financing Agency
                 Springfield Hospital
                 Series A
                 1.12%, 09/01/31 (A)
                 LOC: ABN AMRO Bank N.V...........       7,800,000
                                                    --------------
                                                        27,530,000
                                                    --------------

                 VIRGINIA  - 1.89%

  10,000,000     Fairfax County EDA
                 Educational Facilities Revenue
                 Madeira School
                 1.14%, 08/01/33 (A)
                 LOC: Bank of America, N.A........      10,000,000
  15,000,000     Henrico County EDA
                 Residential Care Facility
                 Westminster Centerbury
                 Series B
                 1.11%, 07/01/08 (A)
                 LOC: KBC Bank NV.................      15,000,000
                                                    --------------
                                                        25,000,000
                                                    --------------

                 WASHINGTON  - 2.30%
   4,000,000     Port of Seattle
                 Series B-1
                 0.98%, 01/16/04
                 LOC: Bank of America, N.A........       4,000,000
   5,495,000     Port of Seattle
                 Series B-1
                 1.02%, 02/06/04
                 LOC: Bank of America, N.A........       5,495,000
   4,400,000     Washington State EDFA
                 RMI Investors LLC Project
                 Series F, AMT
                 1.25%, 08/01/26 (A)
                 LOC: Wells Fargo Bank, N.A.......       4,400,000
   1,000,000     Washington State HFC
                 Multi-Family Housing Revenue
                 Auburn Meadows Project
                 Series A, AMT
                 1.18%, 07/01/36 (A)
                 LOC: Wells Fargo Bank, N.A.......       1,000,000

  PAR VALUE                                              VALUE
  ---------                                              -----

                 WASHINGTON  (CONTINUED)

$  3,700,000     Washington State HFC
                 Multi-Family Housing Revenue
                 Olympic Place Apartments Project
                 Series A, AMT
                 1.20%, 11/01/36 (A)
                 LOC: U.S. Bank, N.A..............  $    3,700,000
   4,700,000     Washington State HFC
                 Non-Profit Revenue
                 Evergreen School Project
                 1.15%, 07/01/28 (A)
                 LOC: Wells Fargo Bank, N.A.......       4,700,000
   3,030,000     Washington State HFC
                 Non-Profit Revenue
                 Overlake School Project
                 1.15%, 10/01/29 (A)
                 LOC: Wells Fargo Bank, N.A.......       3,030,000
   4,075,000     Washington State HFC
                 Non-Profit Revenue
                 Tacoma Art Museum Project
                 1.15%, 06/01/32 (A)
                 LOC: Northern Trust Co...........       4,075,000
                                                    --------------
                                                        30,400,000
                                                    --------------

                 WISCONSIN  - 3.14%

   5,000,000     Milwaukee Redevelopment Authority
                 YMCA Metropolitan Milwaukee Project
                 1.10%, 07/01/34 (A)
                 LOC: M&I Bank....................       5,000,000
  22,500,000     Wisconsin State
                 Operating Notes
                 2.25%, 06/15/04 .................      22,632,157
   3,250,000     Wisconsin State HEFA
                 Mequon Jewish Project
                 1.14%, 07/01/28 (A)
                 LOC: Bank One, N.A...............       3,250,000
  10,600,000     Wisconsin State HEFA
                 University of Wisconsin
                 Medical Foundation
                 1.08%, 05/01/30 (A)
                 LOC: LaSalle Bank, N.A...........      10,600,000
                                                    --------------
                                                        41,482,157
                                                    --------------
                 TOTAL MUNICIPAL SECURITIES.......   1,320,413,834
                                                    --------------
                 (Cost $1,320,413,834)


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       21

TAX-EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


   SHARES
   ------

                 INVESTMENT COMPANY - 0.05%
     673,362     Blackrock Provident Institutional
                 MuniCash Portfolio...............  $      673,362
                                                    --------------
                 TOTAL INVESTMENT COMPANY.........         673,362
                                                    --------------
                 (Cost $673,362)
 TOTAL INVESTMENTS - 99.91%.......................   1,321,087,196
                                                    --------------
 (Cost $1,321,087,196)*
 NET OTHER ASSETS AND LIABILITIES - 0.09%.........       1,158,793
                                                    --------------
 NET ASSETS - 100.00%.............................  $1,322,245,989
                                                    ==============

----------------------
*            Aggregate cost for federal tax purposes.
(A)          Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on November 30, 2003.
ACES         Automatically Convertible Securities
AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN          Bond Anticipation Note
CO           Corporate Obligation
EDA          Economic Development Authority
EDC          Economic Development Corp.
EDFA         Economic Development Finance Authority
EFA          Education Facilities Authority
FGIC         Federal Guaranty Insurance Corp.
FHLB         Federal Home Loan Bank
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance Company
GO           General Obligation
GTD STD LNS  Guaranteed Student Loans
GTY AGMT     Guaranty Agreement
HEFA         Health and Educational Facilities Authority
HEFB         Health and Educational Facilities Board
HFA          Housing Finance Authority
HFC          Housing Finance Commission
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDC          Industrial Development Corp.
IDR          Industrial Development Revenue
LIQ FAC      Liquidity Facility
LOC          Letter of Credit
MBIA         Municipal Bond Insurance Association
PCR          Pollution Control Revenue
PSF-GTD      Permanent School Fund Guaranteed
SPA          Stand-by Purchase Agreement
TRAN         Tax and Revenue Anticipation Note

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At November 30, 2003, investments in these securities represent 80.87% of the total investments of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       22

CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

MUNICIPAL SECURITIES - 104.55%

                CALIFORNIA  - 0.01%

$    30,000     Los Angeles Regional Airport
                Improvement Corp., Lease Revenue
                Los Angeles International Airport
                1.06%, 12/01/25 (A)
                LOC: Societe Generale............  $      30,000
                                                   -------------

                CONNECTICUT  - 85.00%

  5,280,000     Brookfield, BAN, GO
                1.00%, 12/01/03 .................      5,280,000
 12,000,000     Connecticut State
                Series B, GO
                1.06%, 05/15/14 (A)
                SPA: Bayerische Landesbank AG....     12,000,000
  9,400,000     Connecticut State
                Development Authority
                Health Care Revenue Corp.
                for Independent Living Project
                Series 1990
                1.07%, 07/01/15 (A)
                LOC: JPMorgan Chase Bank.........      9,400,000
  6,000,000     Connecticut State
                Development Authority
                Solid Waste, Rand/Whitney
                Project, AMT
                1.13%, 08/01/23 (A)
                LOC: Bank of Montreal............      6,000,000
  2,600,000     Connecticut State Development
                Authority, PCR
                Central Vermont Public Service
                1.15%, 12/01/15 (A)
                LOC: Citizens Bank...............      2,600,000
  9,455,000     Connecticut State HEFA
                Ascension Health Credit
                Series B
                1.05%, 11/15/29 (A)..............      9,455,000
  9,400,000     Connecticut State HEFA
                Hospital of St. Raphael
                Series J
                1.03%, 07/01/22 (A)
                LOC: KBC Bank N.V................      9,400,000
  1,085,000     Connecticut State HEFA
                Marvelwood School Issue
                Series A
                1.06%, 07/01/30 (A)
                LOC: Wachovia Bank, N.A..........      1,085,000
  9,000,000     Connecticut State HEFA
                Middlesex Hospital
                Series K
                1.06%, 07/01/27 (A)
                LOC: Wachovia Bank, N.A..........      9,000,000
  8,000,000     Connecticut State HEFA
                Summerwood University Park
                Series A
                1.03%, 07/01/30 (A)
                LOC: LaSalle Bank, N.A...........      8,000,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                CONNECTICUT  (CONTINUED)

$ 9,200,000     Connecticut State HEFA
                Taft School
                Series E
                1.10%, 07/01/30 (A)
                LOC: Wachovia Bank, N.A..........  $   9,200,000
  5,000,000     Connecticut State HEFA
                Yale University
                0.90%, 12/11/03 .................      5,000,000
  4,000,000     Connecticut State HEFA
                Yale University
                0.93%, 02/13/04 .................      4,000,000
 11,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A-3, AMT
                1.13%, 05/15/32 (A)
                Insured: AMBAC
                SPA: FHLB........................     11,000,000
 12,300,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B-3, AMT
                1.10%, 11/15/31 (A)
                Insured: AMBAC
                SPA: FHLB........................     12,300,000
 15,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B-3, AMT
                1.13%, 05/15/33 (A)
                Insured: AMBAC
                SPA: FHLB........................     15,000,000
 17,130,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series F-2, AMT
                1.20%, 12/22/04 .................     17,130,000
  1,000,000     Connecticut State Special Tax
                Obligation Revenue
                1.09%, 10/01/09 (A)
                Insured: FSA
                SPA: Merrill Lynch Capital Services    1,000,000
 10,090,000     Connecticut State Special Tax
                Obligation Revenue
                Transportation Infrastructure
                Series 1
                1.12%, 09/01/20 (A)
                Insured: FGIC
                SPA: Dexia Credit Local de France     10,090,000
  9,000,000     Fairfield, BAN, GO
                1.50%, 07/29/04 .................      9,028,406
 11,500,000     Farmington, BAN, GO
                1.75%, 04/16/04 .................     11,528,532
  6,560,000     Manchester, Temporary Notes, GO
                1.50%, 07/06/04 .................      6,579,306
  3,500,000     Middletown, BAN, GO
                1.50%, 04/09/04 .................      3,506,550
  4,730,000     New Haven
                Series 2002-A
                0.88%, 12/05/03
                LOC: Landesbank Hessen-Thuringen GZ    4,730,000
  3,181,000     New Milford, BAN, GO
                1.00%, 02/11/04 .................      3,181,925


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       23

CONNECTICUT MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                CONNECTICUT  (CONTINUED)

$ 1,000,000     North Caanan Housing Authority
                Revenue
                Geer Woods Project
                1.06%, 08/01/31 (A)
                LOC: Wachovia Bank, N.A..........  $   1,000,000
  8,000,000     Norwalk, GO
                1.12%, 02/01/17 (A)
                SPA: Dexia Credit Local de France      8,000,000
  1,880,000     Simsbury, GO
                1.50%, 01/15/04 .................      1,881,259
                                                   -------------
                                                     206,375,978
                                                   -------------

                GEORGIA  - 1.53%

  3,725,000     Fulton County Development
                Authority, IDR
                Industrial Laser Solutions, AMT
                1.27%, 05/01/18 (A)
                LOC: Wachovia Bank, N.A..........      3,725,000
                                                   -------------

                IDAHO  - 0.86%

  2,090,000     Idaho Housing & Finance Association
                Housing Revenue
                Balmoral Apartments Project, AMT
                1.20%, 05/01/32 (A)
                LOC: U.S. Bank, N.A..............      2,090,000
                                                   -------------

                ILLINOIS  - 0.70%

  1,700,000     Rockford IDR
                Ring Can Corp. Project, AMT
                1.20%, 03/01/08 (A)
                LOC: SunTrust Bank, N.A..........      1,700,000
                                                   -------------

                MICHIGAN  - 0.58%

  1,400,000     Michigan State Strategic Fund, Ltd.
                Obligation Revenue
                Pioneer Laboratories, Inc.
                Project, AMT
                1.20%, 09/01/12 (A)
                LOC: Bank One, N.A...............      1,400,000
                                                   -------------

                MINNESOTA  - 1.54%
  2,235,000     Minneapolis Multi-Family Revenue
                Driftwood Apartments Project
                Series A, AMT
                1.20%, 10/01/24 (A)
                LOC: U.S. Bank, N.A..............      2,235,000
  1,500,000     Montrose, IDR
                Lyman Lumber Co. Project, AMT
                1.20%, 05/01/26 (A)
                LOC: U.S. Bank, N.A..............      1,500,000
                                                   -------------
                                                       3,735,000
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----

                MISSOURI  - 0.78%

$ 1,900,000     Missouri Higher Education
                Loan Authority
                Student Loan Revenue
                Series 90-A, AMT
                1.15%, 12/01/05 (A)
                Insured: GTD STD LNS
                LOC: Bank of America, N.A........  $   1,900,000
                                                   -------------

                OREGON  - 1.83%

  1,850,000     Oregon State Economic Development
                Revenue, Special Newsprint Co.
                Project
                Series 197, AMT
                1.15%, 12/01/25 (A)
                LOC: Toronto-Dominion Bank.......      1,850,000
  2,600,000     Oregon State Economic Development
                Revenue, Special Newsprint Co.
                Project
                Series 203, AMT
                1.15%, 12/01/26 (A)
                LOC: Toronto-Dominion Bank.......      2,600,000
                                                   -------------
                                                       4,450,000
                                                   -------------

                PUERTO RICO  - 4.08%

  9,900,000     Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series A
                1.07%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........      9,900,000
                                                   -------------

                SOUTH CAROLINA  - 0.58%

  1,410,000     South Carolina State Housing
                Finance & Development Authority
                Multi-Family Revenue, Rental Housing
                Spring Grove Project, AMT
                1.20%, 12/01/34 (A)
                LOC: SunTrust Bank, N.A..........      1,410,000
                                                   -------------

                TEXAS  - 2.49%

  6,000,000     Texas State, TRAN
                2.00%, 08/31/04 .................      6,036,403
                                                   -------------

                WASHINGTON  - 4.57%

  3,000,000     Washington State HFC
                Multi-Family Housing Revenue
                Arbors on the Park Project, AMT
                1.23%, 10/01/24 (A)
                LOC: GE Capital Corp.............      3,000,000
  3,055,000     Washington State HFC
                Multi-Family Housing Revenue
                Carlyle Care Center Project
                Series A, AMT
                1.18%, 12/01/25 (A)
                LOC: U.S. Bank, N.A..............      3,055,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       24

CONNECTICUT MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                WASHINGTON  (CONTINUED)

$ 2,815,000     Washington State HFC
                Multi-Family Housing Revenue
                Heatherwood Apartments Project
                Series A, AMT
                1.20%, 01/01/35 (A)
                LOC: U.S. Bank, N.A..............  $   2,815,000
  2,220,000     Washington State HFC
                Multi-Family Housing Revenue
                Regency Park Apartments Project
                Series A, AMT
                1.20%, 10/01/29 (A)
                LOC: U.S. Bank, N.A..............      2,220,000
                                                   -------------
                                                      11,090,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES.......    253,842,381
                                                   -------------
                (Cost $253,842,381)

  SHARES
  ------

INVESTMENT COMPANY - 0.04%

    106,438     Blackrock Provident Institutional
                MuniCash Portfolio...............        106,438
                                                   -------------
                TOTAL INVESTMENT COMPANY.........        106,438
                                                   -------------
                (Cost $106,438)
TOTAL INVESTMENTS - 104.59%......................    253,948,819
                                                   -------------
(Cost $253,948,819)*
NET OTHER ASSETS AND LIABILITIES - (4.59)%.......    (11,150,760)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 242,798,059
                                                   =============

-----------------------
*            Aggregate cost for federal tax purposes.
(A)          Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on November 30, 2003.
AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN          Bond Anticipation Note
FGIC         Federal Guaranty Insurance Corp.
FHLB         Federal Home Loan Bank
FSA          Financial Security Assurance Company
GO           General Obligation
GTD STD LNS  Guaranteed Student Loans
HEFA         Health and Educational Facilities Authority
HFA          Housing Finance Authority
HFC          Housing Finance Commission
IDR          Industrial Development Revenue
LOC          Letter of Credit
PCR          Pollution Control Revenue
SPA          Stand-by Purchase Agreement
TRAN         Tax and Revenue Anticipation Note

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At November 30, 2003, investments in these securities represent 59.60% of the total investments of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       25

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

MUNICIPAL SECURITIES - 99.70%

                ARKANSAS  - 0.76%

$ 2,800,000     West Memphis Public Facilities
                Board, Multi-Family Revenue
                Meadows Apartments Project, AMT
                1.15%, 12/01/34 (A)
                LOC: FHLMC.......................  $   2,800,000
                                                   -------------

                FLORIDA  - 0.57%

  2,080,000     Pinellas County IDA
                Falcon Enterprises, Inc.
                Project, AMT
                1.30%, 11/01/22 (A)
                LOC: SunTrust Bank, N.A..........      2,080,000
                                                   -------------

                ILLINOIS  - 0.39%

  1,450,000     Morton IDR
                Morton Welding Co. Inc.,
                Project, AMT
                1.29%, 08/01/32 (A)
                LOC: National City Bank..........      1,450,000
                                                   -------------

                INDIANA  - 1.09%

  4,000,000     Vigo County, Economic Development
                Revenue, Monninger Corp.
                Project, AMT
                1.45%, 12/01/17 (A)
                LOC: Wells Fargo Bank, N.A.......      4,000,000
                                                   -------------

                IOWA  - 1.09%

  4,000,000     Iowa Financing Authority
                Multi-Family Revenue
                The Gables at Johnston Project, AMT
                1.21%, 12/01/37 (A)
                LOC: Wachovia Bank, N.A..........      4,000,000
                                                   -------------

                KENTUCKY  - 1.10%

  4,060,000     Leitchfield Industrial
                Building Revenue
                Styline Industries, Inc.,
                Project, AMT
                1.12%, 05/01/19 (A)
                LOC: Fifth Third Bank............      4,060,000
                                                   -------------

                MASSACHUSETTS  - 83.61%

  2,476,000     Lexington, BAN, GO
                2.00%, 02/12/04 .................      2,480,257
  4,048,000     Lexington, GO
                2.25%, 02/01/04 .................      4,055,835
 15,000,000     Massachusetts State
                Series A, BAN, GO
                1.75%, 01/15/04 .................     15,015,113
  7,925,000     Massachusetts State Development
                Finance Agency
                0.95%, 03/11/04
                LOC: Wachovia Bank, N.A..........      7,925,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                MASSACHUSETTS  (CONTINUED)

$ 4,000,000     Massachusetts State Development
                Finance Agency
                1.00%, 03/11/04
                LOC: Wachovia Bank, N.A..........  $   4,000,000
 10,500,000     Massachusetts State Development
                Finance Agency
                Berkshire School Project
                1.10%, 09/01/31 (A)
                LOC: Allied Irish Bank Plc.......     10,500,000
  7,860,000     Massachusetts State Development
                Finance Agency
                Boston College High School
                1.09%, 08/01/33 (A)
                LOC: Citizens Bank of Massachusetts    7,860,000
  9,900,000     Massachusetts State Development
                Finance Agency
                Dexter School Project
                1.09%, 05/01/31 (A)
                Insured: MBIA
                LOC: Wachovia Bank, N.A..........      9,900,000
  5,055,000     Massachusetts State Development
                Finance Agency
                Elderhostel, Inc.
                1.10%, 08/01/30 (A)
                LOC: Royal Bank of Scotland......      5,055,000
  9,800,000     Massachusetts State Development
                Finance Agency
                Gordon College
                1.08%, 09/01/32 (A)
                LOC: Citizens Bank of Massachusetts    9,800,000
  5,000,000     Massachusetts State Development
                Finance Agency
                Masonic Nursing Home, Inc.
                1.08%, 07/01/32 (A)
                LOC: Citizens Bank of Massachusetts    5,000,000
  1,910,000     Massachusetts State Development
                Finance Agency
                Milton Academy, Series B
                2.00%, 09/01/04 .................      1,921,350
 10,000,000     Massachusetts State Development
                Finance Agency
                Phillips Acadamy
                1.09%, 09/01/33 (A)
                SPA: Bank of New York............     10,000,000
  7,000,000     Massachusetts State Development
                Finance Agency
                Smith College
                1.12%, 07/01/24 (A)..............      7,000,000
  2,688,000     Massachusetts State Development
                Finance Agency
                Smith College
                1.12%, 07/01/29 (A)..............      2,688,000
  3,000,000     Massachusetts State Development
                Finance Agency, IDR
                Ocean Spray Cranberries Project
                1.08%, 10/15/11 (A)
                LOC: Wachovia Bank, N.A..........      3,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       26

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                MASSACHUSETTS  (CONTINUED)

$ 6,600,000     Massachusetts State HEFA
                Bentley College
                Series K
                1.07%, 07/01/30 (A)
                LOC: State Street Bank...........  $   6,600,000
  9,405,000     Massachusetts State HEFA
                Capital Asset Program
                Series M-1
                1.04%, 07/01/31 (A)
                LOC: Citizens Bank of Massachusetts    9,405,000
  6,050,000     Massachusetts State HEFA
                Essex Museum
                1.06%, 07/01/33 (A)
                LOC: Citizens Bank of Massachusetts    6,050,000
 10,000,000     Massachusetts State HEFA
                Partners Healthcare System
                Series D-3
                1.10%, 07/01/28 (A)
                SPA: JPMorgan Chase Bank.........     10,000,000
  7,000,000     Massachusetts State HEFA
                Partners Healthcare System
                Series P-2
                1.07%, 07/01/27 (A)
                Insured: FSA
                SPA: JPMorgan Chase Bank
                SPA: Bayerische Landesbank GZ....      7,000,000
  1,000,000     Massachusetts State HEFA
                University of Massachusetts
                Series A
                1.08%, 11/01/30 (A)
                LOC: Dexia Credit Local de France      1,000,000
  2,000,000     Massachusetts State HFA
                Series A
                1.65%, 06/01/04 .................      2,005,452
  9,700,000     Massachusetts State HFA
                Series F
                1.10%, 12/01/37 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France      9,700,000
 27,880,000     Massachusetts State HFA
                Series G
                1.10%, 12/01/25 (A)
                SPA: HSBC Bank USA...............     27,880,000
 24,500,000     Massachusetts State HFA
                Single-Family, AMT
                1.10%, 12/01/30 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France     24,500,000
  9,400,000     Massachusetts State IFA
                Governor Dummer Academy
                1.09%, 07/01/26 (A)
                LOC: Citizens Bank of Massachusetts    9,400,000
  2,200,000     Massachusetts State IFA
                KMS Companies, AMT
                1.20%, 05/01/16 (A)
                LOC: Citizens Bank of Massachusetts    2,200,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                MASSACHUSETTS  (CONTINUED)

$ 1,100,000     Massachusetts State IFA
                New England College
                1.10%, 10/01/27 (A)
                LOC: Citizens Bank of
                Massachusetts ...................  $   1,100,000
  3,700,000     Massachusetts State WRA
                Series 95
                0.90%, 01/16/04
                LOC: Bayerische Landesbank GZ....      3,700,000
 10,000,000     Massachusetts State WRA
                Series 95
                1.02%, 02/05/04
                LOC: Bayerische Landesbank GZ....     10,000,000
  1,400,000     Massachusetts State WRA
                Series C
                1.10%, 08/01/37 (A)
                Insured: FGIC
                SPA: FGIC SPI....................      1,400,000
  1,685,000     Massachusetts State, GO
                1.11%, 07/01/10 (A)
                Insured: FSA
                SPA: Merrill Lynch Capital Services    1,685,000
  2,900,000     New England Education Loan
                Marketing Corp., Student Loan
                Redeemable Bonds
                Series F, AMT
                5.63%, 07/01/04
                Insured: GTD STD LNS (SLMA)......      2,976,289
  7,000,000     Norwell, BAN, GO
                2.25%, 02/20/04 .................      7,016,106
 15,000,000     Peabody, BAN, GO
                1.75%, 02/13/04 .................     15,019,434
  7,000,000     Roaring Fork Municipal Products LLC
                Certificate Class A
                Series 2003-10, GO
                1.13%, 11/01/17 (A)
                Insured: MBIA
                SPA: Bank of New York............      7,000,000
 13,000,000     Shrewsbury, BAN, GO
                2.00%, 11/24/04 .................     13,101,417
 10,000,000     Waltham, BAN, GO
                2.00%, 02/12/04 .................     10,017,395
 12,500,000     Winchester, BAN, GO
                1.50%, 07/02/04 .................     12,533,199
                                                   -------------
                                                     307,489,847
                                                   -------------

                MINNESOTA  - 1.94%

  4,325,000     Eagan Multi-Family Housing Revenue
                Thomas Lake, Series A-1, AMT
                1.20%, 03/15/33 (A)
                LIQ FAC: FNMA....................      4,325,000
  2,800,000     Hennepin County Housing &
                Redevelopment
                Authority, Multi-Family Revenue
                Stone Arch Apartments Project, AMT
                1.15%, 04/15/35 (A)
                LOC: LaSalle Bank, N.A...........      2,800,000
                                                   -------------
                                                       7,125,000
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       27

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                OREGON  - 0.65%

$ 2,400,000     Oregon State Economic Development
                Revenue, Special Newsprint Project
                Series 203, AMT
                1.15%, 12/01/26 (A)
                LOC: Toronto-Dominion Bank.......  $   2,400,000
                                                   -------------

                PENNSYLVANIA  - 0.98%

  3,600,000     Allegheny County, IDA
                Residential Rental Development
                Series A, AMT
                1.21%, 07/01/26 (A)
                LOC: Wachovia Bank, N.A..........      3,600,000
                                                   -------------

                SOUTH CAROLINA  - 2.01%

  1,380,000     South Carolina State Housing
                Finance & Development Authority
                Multi-Family Revenue, Rental Housing
                Arrington Place Apartments Project, AMT
                1.25%, 12/01/33 (A)
                LOC: SunTrust Bank, N.A..........      1,380,000
  6,000,000     South Carolina State Housing
                Finance & Development Authority
                Multi-Family Revenue, Rental Housing
                Spring Grove Project, AMT
                1.20%, 12/01/34 (A)
                LOC: SunTrust Bank, N.A..........      6,000,000
                                                   -------------
                                                       7,380,000
                                                   -------------

                TEXAS  - 3.48%

  2,750,000     Gulf Coast Waste Disposal Authority
                Environmental Facilities Revenue
                Waste Corp. Project, AMT
                1.15%, 09/01/22 (A)
                LOC: Wells Fargo Bank, N.A.......      2,750,000
 10,000,000     Texas State, TRAN
                2.00%, 08/31/04 .................     10,060,672
                                                   -------------
                                                      12,810,672
                                                   -------------

                WASHINGTON  - 1.76%

  5,450,000     Washington State HFC
                Multi-Family Housing Revenue
                Arbors on the Park Project, AMT
                1.23%, 10/01/24 (A)
                LOC: GE Capital Corp.............      5,450,000

  1,010,000     Washington State HFC
                Multi-Family Housing Revenue
                Auburn Meadows Project
                Series A, AMT
                1.18%, 07/01/36 (A)
                LOC: Wells Fargo Bank, N.A.......      1,010,000
                                                   -------------
                                                       6,460,000
                                                   -------------

 PAR VALUE                                              VALUE
 ---------                                              -----

                WISCONSIN  - 0.27%

$ 1,000,000     Marathon City
                Redevelopment Authority, IDR
                Maratech/Calvin Frost Project, AMT
                1.19%, 10/01/35
                LOC: Fifth Third Bank............  $   1,000,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES.......    366,655,519
                                                   -------------
                (Cost $366,655,519)

  SHARES
  ------

INVESTMENT COMPANY - 0.08%

    310,379     Blackrock Provident Institutional
                MuniCash Portfolio...............        310,379
                                                   -------------
                TOTAL INVESTMENT COMPANY.........        310,379
                                                   -------------
                (Cost $310,379)
TOTAL INVESTMENTS - 99.78%.......................    366,965,898
                                                   -------------
(Cost $366,965,898)*
NET OTHER ASSETS AND LIABILITIES - 0.22%.........        811,486
                                                   -------------
NET ASSETS - 100.00%.............................  $ 367,777,384
                                                   =============

----------------------------
*            Aggregate cost for federal tax purposes.
(A)          Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on November 30, 2003.
AMT          Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN          Bond Anticipation Note
FGIC         Federal Guaranty Insurance Corp.
FGIC SPI     FGIC Securities Purchase, Inc.
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance Company
GO           General Obligation
GTD STD LNS  Guaranteed Student Loans
HEFA         Health and Educational Facilities Authority
HFA          Housing Finance Agency
HFC          Housing Finance Commission
IDA          Industrial Development Authority
IDR          Industrial Development Revenue
IFA          Industrial Finance Authority
LIQ FAC      Liquidity Facility
LOC          Letter of Credit
MBIA         Municipal Bond Insurance Association
SLMA         Student Loan Marketing Association
SPA          Stand-by Purchase Agreement
TRAN         Tax and Revenue Anticipation Note
WRA          Water Resource Authority

 The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At November 30, 2003, investments in these securities represent 55.74% of the total investments of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       28

NEW YORK MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

MUNICIPAL SECURITIES - 100.35%

                KANSAS  - 2.87%

$   800,000     City of Burlington
                Series C-2
                1.15%, 12/01/03
                CO: National Rural Utilities CFC.  $     800,000
                                                   -------------

                LOUISIANA  - 2.24%

    625,000     New Orleans IDB
                Multi-Family Housing Revenue
                LGD Rental I Project, AMT
                1.21%, 09/01/38 (A)
                LOC: Wachovia Bank, N.A..........        625,000
                                                   -------------

                NEVADA  - 2.87%

    800,000     Clark County Airport Revenue
                Series A, AMT
                1.11%, 07/01/36 (A)
                Insured: FGIC
                SPA: Landesbank Baden-Wuerttemberg       800,000
                                                   -------------

                NEW YORK  - 86.27%

    170,000     Cheektowaga, Series A, GO
                2.00%, 06/15/04
                Insured: FSA.....................        170,908
    111,845     Liberty Central School District
                Deficit Financing, GO
                4.13%, 10/15/04
                Insured: FGIC....................        114,774
    500,000     Long Island Power Authority
                Electric System Revenue
                Series D
                1.10%, 12/01/29 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France        500,000
    900,000     Metropolitan Transportation
                Authority
                Dedicated Tax Fund
                1.16%, 05/15/08 (A)
                Insured: FGIC
                SPA: Merrill Lynch Capital Services      900,000
    150,000     Municipal Assistance Corp. for
                New York
                Series J
                6.00%, 07/01/04 .................        154,292
    100,000     Nassau County
                General Improvement
                Series Q, GO
                5.10%, 08/01/04
                Insured: FGIC....................        102,642
    500,000     New York
                Series A-3, GO
                1.10%, 08/01/31 (A)
                LOC: BNP Paribas.................        500,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                NEW YORK  (CONTINUED)

$   500,000     New York & New Jersey Port Authority
                AMT
                1.13%, 06/15/10 (A)
                Insured: AMBAC
                SPA: Merrill Lynch Capital
                Services ........................  $     500,000
    150,000     New York & New Jersey Port Authority
                One Hundred Twentieth Series, AMT
                4.50%, 10/15/04
                Insured: MBIA....................        154,341
  1,000,000     New York City HDC
                Multi-Family Rental Housing Revenue
                100 Jane Street Development
                Series A, AMT
                1.10%, 09/15/28 (A)
                Insured: FNMA....................      1,000,000
  1,300,000     New York City HDC
                Multi-Family Rental Housing Revenue
                Brittany Development
                Series A, AMT
                1.10%, 06/15/29 (A)
                Insured: FNMA....................      1,300,000
  1,900,000     New York City HDC
                Multi-Family Revenue
                Fox Street Project
                Series A, AMT
                1.13%, 06/01/33 (A)
                LOC: JPMorgan Chase Bank.........      1,900,000
    800,000     New York City HDC
                Multi-Family Revenue
                Nelson Ave Apartments
                Series A, AMT
                1.13%, 10/01/35 (A)
                LOC: KeyBank, N.A................        800,000
    550,000     New York City HDC
                Residential East 17th Street
                Series A
                1.10%, 01/01/23 (A)
                LOC: Rabobank Netherland NV......        550,000
  1,000,000     New York City Municipal Water
                Finance Authority
                Series 1
                0.90%, 01/12/04
                LOC: Dexia Credit Local de France
                LOC: JPMorgan Chase Bank.........      1,000,000
  1,000,000     New York City Transitional
                Finance Authority
                1.16%, 08/01/08 (A)
                Insured: MBIA
                SPA: Merrill Lynch Capital Services    1,000,000
    120,000     New York City Transitional
                Finance Authority
                Future Tax Secured
                Series B
                5.00%, 05/01/04 .................        121,962
    300,000     New York City Transitional
                Finance Authority
                Future Tax Secured
                Series B
                1.08%, 02/01/31 (A)
                SPA: Landesbank Baden-Wuerttemberg       300,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       29

NEW YORK MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                NEW YORK  (CONTINUED)

$   150,000     New York State Bridge
                Authority Revenue
                5.00%, 01/01/04 .................  $     150,488
    200,000     New York State Dormitory
                Authority Revenue
                Cornell University
                5.00%, 07/01/04
                SPA: Toronto-Dominion Bank.......        204,630
  1,000,000     New York State Dormitory
                Authority Revenue
                Mt. Sinai School of Medicine
                New York University
                1.07%, 01/13/04
                LOC: JPMorgan Chase Bank.........      1,000,000
    500,000     New York State Dormitory
                Authority Revenue
                Oxford University Press, Inc.
                1.12%, 07/01/25 (A)
                LOC: Landesbank
                Hessen-Thuringen GZ .............        500,000
    200,000     New York State Dormitory
                Authority Revenue
                School Disticts Financing Program
                Series D
                4.00%, 10/01/04
                Insured: MBIA....................        204,875
    500,000     New York State Environmental
                Facilities Corp.
                Solid Waste Disposal Revenue
                Waste Management, Inc.
                Series B, AMT
                1.11%, 05/01/19 (A)
                LOC: JPMorgan Chase Bank.........        500,000
    800,000     New York State Environmental
                Facilities Corp.
                PCR
                1.12%, 06/15/10 (A)
                Insured: MBIA
                LIQ FAC: Merrill Lynch Capital
                Services ........................        800,000
    600,000     New York State HFA
                240 E 39th Street Housing, AMT
                1.10%, 05/15/30 (A)
                Insured/LIQ FAC: FNMA............        600,000
    700,000     New York State HFA
                70 Battery Place
                Series A, AMT
                1.10%, 05/15/29 (A)
                Insured/LIQ FAC: FNMA............        700,000
    500,000     New York State HFA
                Kew Gardens Hills
                Series A, AMT
                1.10%, 05/15/36 (A)
                Insured/LIQ FAC: FNMA............        500,000
  1,300,000     New York State HFA
                Normandie Court
                Series A, AMT
                1.10%, 11/01/29 (A)
                Insured/LIQ FAC: FHLMC...........      1,300,000
    500,000     New York State HFA
                Parkledge Apartments Housing
                Series A, AMT
                1.15%, 11/01/35 (A)
                Insured/LIQ FAC: FHLMC...........        500,000

 PAR VALUE                                              VALUE
 ---------                                              -----

                NEW YORK  (CONTINUED)

$ 1,200,000     New York State HFA
                Series D
                1.10%, 03/15/26 (A)
                LOC: State Street Bank & Trust Co. $   1,200,000
    500,000     New York State HFA
                Tribeca, Series A, AMT
                1.15%, 11/15/29 (A)
                Insured/LIQ FAC: FNMA............        500,000
    500,000     New York State HFA
                Union Square South Housing, AMT
                1.15%, 05/15/24 (A)
                Insured/LIQ FAC: FNMA............        500,000
    100,000     New York State Thurway Authority
                Highway & Bridge Trust Fund
                Series C
                5.00%, 04/01/04
                Insured: FGIC....................        101,327
    150,000     New York State Thurway Authority
                Service Contract Revenue
                Local Highway & Bridge
                5.30%, 04/01/04
                Insured: AMBAC...................        152,140
  1,400,000     New York State Urban
                Development Corp.
                Personal Income Tax
                Series C-1
                3.00%, 03/15/04 .................      1,408,103
    251,000     Ossining Town
                Public Improvement, GO
                4.25%, 05/15/04
                Insured: AMBAC...................        254,708
    100,000     Oyster Bay
                Public Improvement
                Series A, GO,
                4.00%, 04/15/04
                Insured: FSA.....................        101,110
  1,000,000     Triborough Bridge & Tunnel Authority
                General Purpose, Series B
                6.00%, 01/01/04 .................      1,004,243
    800,000     Triborough Bridge & Tunnel Authority
                Special Obligation, Series A
                1.10%, 01/01/31 (A)
                Insured: FSA
                SPA: JPMorgan Chase Bank.........        800,000
                                                   -------------
                                                      24,050,543
                                                   -------------

                OREGON  - 2.51%

    700,000     Oregon State Economic Development
                Revenue, Special Newsprint Project
                Series 197, AMT
                1.15%, 12/01/25 (A)
                LOC: Toronto-Dominion Bank.......        700,000
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       30

NEW YORK MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2003 (UNAUDITED)


 PAR VALUE                                              VALUE
 ---------                                              -----

                WASHINGTON  - 3.59%

$ 1,000,000     Washington State HFC
                Multi-Family Revenue
                Auburn Meadows Project
                Series A, AMT
                1.18%, 07/01/36 (A)
                LOC: Wells Fargo Bank, N.A.......  $   1,000,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES.......     27,975,543
                                                   -------------
                (Cost $27,975,543)
TOTAL INVESTMENTS - 100.35%......................     27,975,543
                                                   -------------
(Cost $27,975,543)*
NET OTHER ASSETS AND LIABILITIES - (0.35)%.......        (97,204)
                                                   -------------
NET ASSETS - 100.00%.............................  $  27,878,339
                                                   =============

------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on November 30, 2003.
AMBAC    American Municipal Bond Assurance Corp.
AMT      Alternative Minimum Tax.  Private activity obligations the interest on which is subject to the federal AMT for individuals.
CO       Corporate Obligation
FGIC     Federal Guaranty Insurance Corp.
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
HDC      Housing Development Corp.
HFA      Housing Finance Agency
HFC      Housing Finance Commission
IDB      Industrial Development Board
LIQ FAC  Liquidity Facility
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At November 30, 2003, investments in these securities represent 85.19% of the total investments of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       31

GALAXY MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)

                                                                  MONEY          GOVERNMENT       U.S. TREASURY      TAX-EXEMPT
                                                                  MARKET        MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                   FUND             FUND               FUND             FUND
                                                             ---------------   ---------------   ---------------   ---------------
ASSETS:
   Investments
     Investments at amortized cost ........................  $ 1,701,398,797   $   531,180,969   $ 1,060,003,640   $ 1,321,087,196
     Repurchase agreements ................................      149,205,000        63,536,000                --                --
                                                             ---------------   ---------------   ---------------   ---------------
       Total Investments at value .........................    1,850,603,797       594,716,969     1,060,003,640     1,321,087,196
   Cash ...................................................            2,650               861               419                --
   Receivable for investments sold ........................               --                --        15,000,000                --
   Interest and dividends receivable ......................        2,186,542           997,697           715,189         2,390,448
   Receivable from Investment Advisor .....................               --                --                --                --
   Deferred Trustees' fees ................................          151,405            37,600            49,040            42,618
                                                             ---------------   ---------------   ---------------   ---------------
     Total Assets .........................................    1,852,944,394       595,753,127     1,075,768,288     1,323,520,262
                                                             ---------------   ---------------   ---------------   ---------------

LIABILITIES:
   Distributions payable ..................................          683,243           130,474           214,892           599,372
   Payable for investments purchased ......................        1,148,101                --                --                --
   Payable to custodian ...................................               --                --                --                14
   Payable to Columbia and affiliates .....................          807,189           309,057           468,287           534,058
   Trustees' fees and expenses payable ....................           61,638             4,830             8,539             9,739
   Deferred Trustees' fees ................................          151,405            37,600            49,040            42,618
   Accrued expenses and other payables ....................          558,619           112,373           207,243            88,472
                                                             ---------------   ---------------   ---------------   ---------------
     Total Liabilities ....................................        3,410,195           594,334           948,001         1,274,273
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................  $ 1,849,534,199   $   595,158,793   $ 1,074,820,287   $ 1,322,245,989
                                                             ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
   Par value ..............................................  $     1,849,523   $       595,205   $     1,074,618   $     1,322,563
   Paid-in capital in excess of par value .................    1,847,390,888       594,609,977     1,073,316,430     1,320,960,568
   Undistributed (overdistributed) net investment income ..          298,933           (41,174)          431,555           (19,468)
   Accumulated net realized loss on investments sold ......           (5,145)           (5,215)           (2,316)          (17,674)
                                                             ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS ..........................................  $ 1,849,534,199   $   595,158,793   $ 1,074,820,287   $ 1,322,245,989
                                                             ===============   ===============   ===============   ===============

Retail A Shares:
   Net assets .............................................  $   583,477,994   $   322,424,128   $   554,383,624   $   221,561,649
   Shares of beneficial interest outstanding ..............      583,325,962       322,449,148       554,142,104       221,617,481
                                                             ---------------   ---------------   ---------------   ---------------
   NET ASSET VALUE, offering and redemption price per share  $          1.00   $          1.00   $          1.00   $          1.00
                                                             ===============   ===============   ===============   ===============

Trust Shares:
   Net assets .............................................  $ 1,266,056,205   $   272,734,665   $   520,436,663   $ 1,100,684,340
   Shares of beneficial interest outstanding ..............    1,266,196,756       272,756,033       520,475,873     1,100,945,660
                                                             ---------------   ---------------   ---------------   ---------------
   NET ASSET VALUE, offering and redemption price per share  $          1.00   $          1.00   $          1.00   $          1.00
                                                             ===============   ===============   ===============   ===============

                                                                CONNECTICUT       MASSACHUSETTS        NEW YORK
                                                                 MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                             MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                                              ---------------    ---------------    ---------------
ASSETS:
   Investments
     Investments at amortized cost ........................   $   253,948,819    $   366,965,898    $    27,975,543
     Repurchase agreements ................................                --                 --                 --
                                                              ---------------    ---------------    ---------------
       Total Investments at value .........................       253,948,819        366,965,898         27,975,543
   Cash ...................................................                13                418                 --
   Receivable for investments sold ........................         5,703,092                 --             78,464
   Interest and dividends receivable ......................           459,140          1,071,566
   Receivable from Investment Advisor .....................                --                 --                 55
   Deferred Trustees' fees ................................             9,429             12,626                 18
                                                              ---------------    ---------------    ---------------
     Total Assets .........................................       260,120,493        368,050,508         28,054,080
                                                              ---------------    ---------------    ---------------

LIABILITIES:
   Distributions payable ..................................            41,801             60,937              6,535
   Payable for investments purchased ......................        17,130,000                 --                 --
   Payable to custodian ...................................                --                 --            165,818
   Payable to Columbia and affiliates .....................           118,342            171,332                 --
   Trustees' fees and expenses payable ....................             1,593              2,325                115
   Deferred Trustees' fees ................................             9,429             12,626                 18
   Accrued expenses and other payables ....................            21,269             25,904              3,255
                                                              ---------------    ---------------    ---------------
     Total Liabilities ....................................        17,322,434            273,124            175,741
                                                              ---------------    ---------------    ---------------
NET ASSETS ................................................   $   242,798,059    $   367,777,384    $    27,878,339
                                                              ===============    ===============    ===============

NET ASSETS CONSIST OF:
   Par value ..............................................   $       242,804    $       367,794    $        27,878
   Paid-in capital in excess of par value .................       242,561,463        367,388,743         27,850,461
   Undistributed (overdistributed) net investment income ..            (5,391)            33,263                 --
   Accumulated net realized loss on investments sold ......              (817)           (12,416)                --
                                                              ---------------    ---------------    ---------------
TOTAL NET ASSETS ..........................................   $   242,798,059    $   367,777,384    $    27,878,339
                                                              ===============    ===============    ===============

Retail A Shares:
   Net assets .............................................   $   242,798,059    $   367,777,384    $    27,878,339
   Shares of beneficial interest outstanding ..............       242,804,266        367,793,892         27,878,339
                                                              ---------------    ---------------    ---------------
   NET ASSET VALUE, offering and redemption price per share   $          1.00    $          1.00    $          1.00
                                                              ===============    ===============    ===============

Trust Shares:
   Net assets .............................................               N/A                N/A                N/A
   Shares of beneficial interest outstanding ..............               N/A                N/A                N/A
                                                              ---------------    ---------------    ---------------
   NET ASSET VALUE, offering and redemption price per share               N/A                N/A                N/A
                                                              ===============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     32 - 33

GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

                                                                                                                       CONNECTICUT
                                                          MONEY         GOVERNMENT     U.S. TREASURY    TAX-EXEMPT      MUNICIPAL
                                                          MARKET       MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                           FUND            FUND            FUND            FUND            FUND
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
   Interest ........................................   $ 11,474,846    $  3,746,234    $  5,713,463    $  7,237,875    $  1,269,038
   Dividends .......................................             --             751              --          24,723           6,545
                                                       ------------    ------------    ------------    ------------    ------------
     Total investment income .......................     11,474,846       3,746,985       5,713,463       7,262,598       1,275,583
                                                       ------------    ------------    ------------    ------------    ------------

EXPENSES:
   Investment advisory fee .........................      4,025,815       1,340,134       2,145,679       2,817,058         523,204
   Administration fee ..............................        674,324         224,473         374,851         471,857          87,637
   Custodian fee ...................................         12,200          15,409          12,188          13,959           6,322
   Fund accounting fee .............................         74,325          48,708          81,294          94,398          28,365
   Professional fees ...............................         50,600          29,242          38,251          42,499          25,493
   Shareholder servicing fees ......................        226,343         168,522         273,536         106,562         130,952
   Transfer agent fee:
     Retail A ......................................        701,273         103,078         176,847          31,843          12,159
     Trust .........................................         77,996          21,168           4,708             256              --
   Trustees' fees and expenses .....................         22,675           8,784          15,329          18,182           3,155
   Reports to shareholders .........................             --          27,573          56,265          10,596           7,115
   Miscellaneous ...................................         32,331          29,543          39,644          24,847           8,965
                                                       ------------    ------------    ------------    ------------    ------------
     Total expenses before reimbursement/waiver ....      5,897,882       2,016,634       3,218,592       3,632,057         833,367
                                                       ------------    ------------    ------------    ------------    ------------
     Less: reimbursement/waiver ....................       (542,834)         (7,150)         (7,150)       (171,783)         (7,150)
                                                       ------------    ------------    ------------    ------------    ------------
       Total expenses net of reimbursement/waiver ..      5,355,048       2,009,484       3,211,442       3,460,274         826,217
                                                       ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME ..............................      6,119,798       1,737,501       2,502,021       3,802,324         449,366
                                                       ------------    ------------    ------------    ------------    ------------

NET REALIZED LOSS ON INVESTMENTS SOLD ..............         (5,145)         (5,215)         (2,316)             --              --
                                                       ------------    ------------    ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $  6,114,653    $  1,732,286    $  2,499,705    $  3,802,324    $    449,366
                                                       ============    ============    ============    ============    ============

                                                       CONNECTICUT     MASSACHUSETTS     NEW YORK
                                                        MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                       MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                           FUND            FUND            FUND*
                                                       ------------    ------------    ------------
INVESTMENT INCOME:
   Interest ........................................   $  1,269,038    $  1,918,078    $     57,763
   Dividends .......................................          6,545           9,567             407
                                                       ------------    ------------    ------------
     Total investment income .......................      1,275,583       1,927,645          58,170
                                                       ------------    ------------    ------------

EXPENSES:
   Investment advisory fee .........................        523,204         789,771          22,691
   Administration fee ..............................         87,637         132,287           3,801
   Custodian fee ...................................          6,322           7,145           2,330
   Fund accounting fee .............................         28,365          30,317           6,410
   Professional fees ...............................         25,493          24,650           5,556
   Shareholder servicing fees ......................        130,952         153,711           5,673
   Transfer agent fee:
     Retail A ......................................         12,159          12,617           1,038
     Trust .........................................             --              --              --
   Trustees' fees and expenses .....................          3,155           4,720             151
   Reports to shareholders .........................          7,115           5,862             666
   Miscellaneous ...................................          8,965          10,051           1,227
                                                       ------------    ------------    ------------
     Total expenses before reimbursement/waiver ....        833,367       1,171,131          49,543
                                                       ------------    ------------    ------------
     Less: reimbursement/waiver ....................         (7,150)         (7,150)        (23,743)
                                                       ------------    ------------    ------------
       Total expenses net of reimbursement/waiver ..        826,217       1,163,981          25,800
                                                       ------------    ------------    ------------
NET INVESTMENT INCOME ..............................        449,366         763,664          32,370
                                                       ------------    ------------    ------------

NET REALIZED LOSS ON INVESTMENTS SOLD ..............             --              --              --
                                                       ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $    449,366    $    763,664    $     32,370
                                                       ============    ============    ============

---------------------------
* For the period September 16, 2003 through November 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     34 - 35

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONEY MARKET
                                                                             FUND
                                                     -----------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       NOVEMBER 30,                          YEAR ENDED
                                                           2003          PERIOD ENDED        OCTOBER 31,
                                                       (UNAUDITED)       MAY 31, 2003*          2002
                                                     ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $ 2,283,304,558    $ 4,286,486,040    $ 5,697,037,712
                                                     ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................         6,119,798         18,754,591         77,573,579
   Net realized gain (loss) on investments sold ..            (5,145)            44,111               (381)
                                                     ---------------    ---------------    ---------------
     Net increase in net assets
       resulting from operations .................         6,114,653         18,798,702         77,573,198
                                                     ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................        (1,339,840)        (8,068,117)       (37,890,354)
                                                     ---------------    ---------------    ---------------
   RETAIL B SHARES:
     Net investment income .......................                --               (888)           (46,952)
                                                     ---------------    ---------------    ---------------
   TRUST SHARES:
     Net investment income .......................        (4,779,958)       (10,685,586)       (39,636,273)
                                                     ---------------    ---------------    ---------------

       Total Distributions to shareholders .......        (6,119,798)       (18,754,591)       (77,573,579)
                                                     ---------------    ---------------    ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)      (433,765,214)    (2,003,225,593)    (1,410,551,291)
                                                     ---------------    ---------------    ---------------

   Net increase (decrease) in net assets .........      (433,770,359)    (2,003,181,482)    (1,410,551,672)
                                                     ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $ 1,849,534,199    $ 2,283,304,558    $ 4,286,486,040
                                                     ===============    ===============    ===============

(A) Undistributed (Overdistributed)
   net investment income .........................   $       298,933    $       298,933    $       255,203
                                                     ===============    ===============    ===============


                                                                         GOVERNMENT
                                                                      MONEY MARKET FUND
                                                     -----------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       NOVEMBER 30,                          YEAR ENDED
                                                           2003          PERIOD ENDED        OCTOBER 31,
                                                       (UNAUDITED)       MAY 31, 2003*          2002
                                                     ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $   591,161,186    $   738,716,429    $   936,095,293
                                                     ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................         1,737,501          2,988,909         11,097,092
   Net realized gain (loss) on investments sold ..            (5,215)                --                 --
                                                     ---------------    ---------------    ---------------
     Net increase in net assets
       resulting from operations .................         1,732,286          2,988,909         11,097,092
                                                     ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................          (755,587)          (976,486)        (4,379,274)
                                                     ---------------    ---------------    ---------------
   RETAIL B SHARES:
     Net investment income .......................               N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------
   TRUST SHARES:
     Net investment income .......................          (981,914)        (2,012,423)        (6,717,818)
                                                     ---------------    ---------------    ---------------

       Total Distributions to shareholders .......        (1,737,501)        (2,988,909)       (11,097,092)
                                                     ---------------    ---------------    ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)         4,002,822       (147,555,243)      (197,378,864)
                                                     ---------------    ---------------    ---------------

   Net increase (decrease) in net assets .........         3,997,607       (147,555,243)      (197,378,864)
                                                     ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $   595,158,793    $   591,161,186    $   738,716,429
                                                     ===============    ===============    ===============

(A) Undistributed (Overdistributed)
   net investment income .........................   $       (41,174)   $       (41,174)   $       (41,174)
                                                     ===============    ===============    ===============


                                                                        U.S. TREASURY
                                                                      MONEY MARKET FUND
                                                     -----------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       NOVEMBER 30,                          YEAR ENDED
                                                           2003          PERIOD ENDED        OCTOBER 31,
                                                       (UNAUDITED)       MAY 31, 2003*          2002
                                                     ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $ 1,141,628,921    $ 1,485,660,827    $ 1,780,605,787
                                                     ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................         2,502,021          6,064,257         21,794,690
   Net realized gain (loss) on investments sold ..            (2,316)             1,376                 --
                                                     ---------------    ---------------    ---------------
     Net increase in net assets
       resulting from operations .................         2,499,705          6,065,633         21,794,690
                                                     ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................        (1,092,261)        (2,562,351)       (10,465,937)
                                                     ---------------    ---------------    ---------------
   RETAIL B SHARES:
     Net investment income .......................               N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------
   TRUST SHARES:
     Net investment income .......................        (1,409,760)        (3,501,906)       (11,328,753)
                                                     ---------------    ---------------    ---------------

       Total Distributions to shareholders .......        (2,502,021)        (6,064,257)       (21,794,690)
                                                     ---------------    ---------------    ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)       (66,806,318)      (344,033,282)      (294,944,960)
                                                     ---------------    ---------------    ---------------

   Net increase (decrease) in net assets .........       (66,808,634)      (344,031,906)      (294,944,960)
                                                     ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $ 1,074,820,287    $ 1,141,628,921    $ 1,485,660,827
                                                     ===============    ===============    ===============

(A) Undistributed (Overdistributed)
   net investment income .........................   $       431,555    $       431,555    $       430,179
                                                     ===============    ===============    ===============

---------------
*   For the period from November 1, 2002 through May 31, 2003.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40 and 41.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     36 - 37

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          TAX-EXEMPT
                                                                       MONEY MARKET FUND
                                                     -----------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       NOVEMBER 30,                          YEAR ENDED
                                                           2003          PERIOD ENDED        OCTOBER 31,
                                                       (UNAUDITED)       MAY 31, 2003*          2002
                                                     ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $ 1,409,867,859    $ 1,734,823,715    $ 1,776,789,540
                                                     ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................         3,802,324          7,795,295         20,137,628
   Net realized gain on investments sold .........                --                 --                  7
                                                     ---------------    ---------------    ---------------
     Net increase in net assets
       resulting from operations .................         3,802,324          7,795,295         20,137,635
                                                     ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................          (522,293)        (1,126,936)        (3,007,774)
                                                     ---------------    ---------------    ---------------
   TRUST SHARES:
     Net investment income .......................        (3,280,032)        (6,668,359)       (17,129,854)
                                                     ---------------    ---------------    ---------------

       Total Distributions to shareholders .......        (3,802,325)        (7,795,295)       (20,137,628)
                                                     ---------------    ---------------    ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)       (87,621,869)      (324,955,856)       (41,965,832)
                                                     ---------------    ---------------    ---------------

   Net increase (decrease) in net assets .........       (87,621,870)      (324,955,856)       (41,965,825)
                                                     ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $ 1,322,245,989    $ 1,409,867,859    $ 1,734,823,715
                                                     ===============    ===============    ===============

(A) Undistributed (Overdistributed)
   net investment income .........................   $       (19,468)   $       (19,467)   $       (19,467)
                                                     ===============    ===============    ===============


                                                                     CONNECTICUT MUNICIPAL
                                                                       MONEY MARKET FUND
                                                     -----------------------------------------------------
                                                     SIX MONTHS ENDED
                                                       NOVEMBER 30,                          YEAR ENDED
                                                           2003          PERIOD ENDED        OCTOBER 31,
                                                       (UNAUDITED)       MAY 31, 2003*          2002
                                                     ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $   269,558,618    $   298,768,874    $   273,924,569
                                                     ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................           449,366          1,051,558          2,653,137
   Net realized gain on investments sold .........                --                 --                 --
                                                     ---------------    ---------------    ---------------
     Net increase in net assets
       resulting from operations .................           449,366          1,051,558          2,653,137
                                                     ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................          (449,366)        (1,051,558)        (2,653,137)
                                                     ---------------    ---------------    ---------------
   TRUST SHARES:
     Net investment income .......................               N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------

       Total Distributions to shareholders .......          (449,366)        (1,051,558)        (2,653,137)
                                                     ---------------    ---------------    ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)       (26,760,559)       (29,210,256)        24,844,305
                                                     ---------------    ---------------    ---------------

   Net increase (decrease) in net assets .........       (26,760,559)       (29,210,256)        24,844,305
                                                     ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $   242,798,059    $   269,558,618    $   298,768,874
                                                     ===============    ===============    ===============

(A) Undistributed (Overdistributed)
   net investment income .........................   $        (5,391)   $        (5,391)   $        (5,391)
                                                     ===============    ===============    ===============

                                                                                                                  NEW YORK
                                                                    MASSACHUSETTS MUNICIPAL                   MUNICIPAL MONEY
                                                                       MONEY MARKET FUND                        MARKET FUND
                                                     -----------------------------------------------------    ---------------
                                                     SIX MONTHS ENDED                                           PERIOD ENDED
                                                       NOVEMBER 30,                          YEAR ENDED         NOVEMBER 30,
                                                           2003          PERIOD ENDED        OCTOBER 31,           2003**
                                                       (UNAUDITED)       MAY 31, 2003*          2002             (UNAUDITED)
                                                     ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ................   $   411,599,814    $   447,525,153    $   521,738,562    $         1,000***
                                                     ---------------    ---------------    ---------------    ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income .........................           763,664          1,733,310          5,322,029             32,370
   Net realized gain on investments sold .........                --                 --                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase in net assets
       resulting from operations .................           763,664          1,733,310          5,322,029             32,370
                                                     ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income .......................          (763,670)        (1,733,310)        (5,322,029)           (32,370)
                                                     ---------------    ---------------    ---------------    ---------------
   TRUST SHARES:
     Net investment income .......................               N/A                N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------    ---------------

       Total Distributions to shareholders .......          (763,670)        (1,733,310)        (5,322,029)           (32,370)
                                                     ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)       (43,822,424)       (35,925,339)       (74,213,409)        27,877,339
                                                     ---------------    ---------------    ---------------    ---------------

   Net increase (decrease) in net assets .........       (43,822,430)       (35,925,339)       (74,213,409)        27,877,339
                                                     ---------------    ---------------    ---------------    ---------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ...   $   367,777,384    $   411,599,814    $   447,525,153    $    27,878,339
                                                     ===============    ===============    ===============    ===============

(A) Undistributed (Overdistributed)
   net investment income .........................   $        33,263    $        33,269    $        (4,085)   $            --
                                                     ===============    ===============    ===============    ===============

-------------
*   For the period from November 1, 2002 through May 31, 2003.
** For the period from September 16, 2003 (commencement of operations) through November 30, 2003.
*** Initial investment.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 42 and 43.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     38 - 39

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                   MONEY MARKET
                                                                                       FUND
                                                               -----------------------------------------------------
                                                               SIX MONTHS ENDED
                                                                 NOVEMBER 30,                          YEAR ENDED
                                                                     2003          PERIOD ENDED        OCTOBER 31,
                                                                 (UNAUDITED)       MAY 31, 2003*          2002
                                                               ---------------    ---------------    ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ....................................................   $ 1,264,246,510    $ 3,064,098,993    $ 6,704,181,580
   Issued to shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................                --          5,037,846                 --
   Issued to shareholders in reinvestment of dividends .....         1,325,980          8,025,782         37,686,563
   Repurchased .............................................    (1,342,187,150)    (4,659,225,712)    (7,639,843,619)
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ...........   $   (76,614,660)   $(1,582,063,091)   $  (897,975,476)
                                                               ===============    ===============    ===============
RETAIL B SHARES:
   Sold ....................................................               N/A    $         1,000    $     7,782,663
   Issued to shareholders in reinvestment of dividends .....               N/A                828             43,766
   Redeemed from shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................               N/A         (5,037,846)                --
   Repurchased .............................................               N/A           (402,867)       (10,068,680)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................               N/A    $    (5,438,885)   $    (2,242,251)
                                                               ===============    ===============    ===============
TRUST SHARES:
   Sold ....................................................   $   733,293,080    $ 1,333,530,755    $ 2,812,924,476
   Issued to shareholders in reinvestment of dividends .....           208,717            381,625            807,752
   Repurchased .............................................    (1,090,652,351)    (1,749,635,997)    (3,324,065,792)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................   $  (357,150,554)   $  (415,723,617)   $  (510,333,564)
                                                               ===============    ===============    ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ....................................................     1,264,246,510      3,064,098,786      6,704,181,583
   Issued to shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................                --          5,038,079                 --
   Issued to shareholders in reinvestment of dividends .....         1,325,980          8,025,782         37,686,563
   Repurchased .............................................    (1,342,187,150)    (4,659,225,712)    (7,639,843,618)
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ...........       (76,614,660)    (1,582,063,065)      (897,975,472)
                                                               ===============    ===============    ===============
RETAIL B SHARES:
   Sold ....................................................               N/A              1,000          7,782,663
   Issued to shareholders in reinvestment of dividends .....               N/A                828             43,766
   Redeemed from shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................               N/A         (5,038,079)                --
   Repurchased .............................................               N/A           (402,867)       (10,068,680)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................               N/A         (5,439,118)        (2,242,251)
                                                               ===============    ===============    ===============
TRUST SHARES:
   Sold ....................................................       733,293,080      1,333,530,755      2,812,924,476
   Issued to shareholders in reinvestment of dividends .....           208,717            381,625            807,752
   Repurchased .............................................    (1,090,652,351)    (1,749,635,997)    (3,324,065,792)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................      (357,150,554)      (415,723,617)      (510,333,564)
                                                               ===============    ===============    ===============


                                                                                    GOVERNMENT
                                                                                 MONEY MARKET FUND
                                                               -----------------------------------------------------
                                                               SIX MONTHS ENDED
                                                                 NOVEMBER 30,                          YEAR ENDED
                                                                     2003          PERIOD ENDED        OCTOBER 31,
                                                                 (UNAUDITED)       MAY 31, 2003*          2002
                                                               ---------------    ---------------    ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ....................................................   $ 1,076,324,922    $   460,007,776    $   789,839,951
   Issued to shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................                --                 --                 --
   Issued to shareholders in reinvestment of dividends .....           754,912            974,624          4,365,812
   Repurchased .............................................    (1,016,979,974)      (457,200,777)      (893,561,896)
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ...........   $    60,099,860    $     3,781,623    $   (99,356,133)
                                                               ===============    ===============    ===============
RETAIL B SHARES:
   Sold ....................................................               N/A                N/A                N/A
   Issued to shareholders in reinvestment of dividends .....               N/A                N/A                N/A
   Redeemed from shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................               N/A                N/A                N/A
   Repurchased .............................................               N/A                N/A                N/A
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................               N/A                N/A                N/A
                                                               ===============    ===============    ===============
TRUST SHARES:
   Sold ....................................................   $   763,544,888    $   812,524,169    $ 1,757,212,813
   Issued to shareholders in reinvestment of dividends .....            43,988             77,187            234,305
   Repurchased .............................................      (819,685,914)      (963,938,222)    (1,855,469,849)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................   $   (56,097,038)   $  (151,336,866)   $   (98,022,731)
                                                               ===============    ===============    ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ....................................................     1,076,324,922        460,007,776        789,839,951
   Issued to shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................                --                 --                 --
   Issued to shareholders in reinvestment of dividends .....           754,912            974,624          4,365,812
   Repurchased .............................................    (1,016,979,974)      (457,200,777)      (893,561,895)
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ...........        60,099,860          3,781,623        (99,356,132)
                                                               ===============    ===============    ===============
RETAIL B SHARES:
   Sold ....................................................               N/A                N/A                N/A
   Issued to shareholders in reinvestment of dividends .....               N/A                N/A                N/A
   Redeemed from shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................               N/A                N/A                N/A
   Repurchased .............................................               N/A                N/A                N/A
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................               N/A                N/A                N/A
                                                               ===============    ===============    ===============
TRUST SHARES:
   Sold ....................................................       763,544,888        812,524,169      1,757,212,813
   Issued to shareholders in reinvestment of dividends .....            43,988             77,187            234,305
   Repurchased .............................................      (819,685,914)      (963,938,222)    (1,855,469,849)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................       (56,097,038)      (151,336,866)       (98,022,731)
                                                               ===============    ===============    ===============


                                                                                  U.S. TREASURY
                                                                                MONEY MARKET FUND
                                                               -----------------------------------------------------
                                                               SIX MONTHS ENDED
                                                                 NOVEMBER 30,                          YEAR ENDED
                                                                     2003          PERIOD ENDED        OCTOBER 31,
                                                                 (UNAUDITED)       MAY 31, 2003*          2002
                                                               ---------------    ---------------    ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ....................................................   $ 1,031,427,719    $ 1,453,406,625    $ 2,763,131,972
   Issued to shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................                --                 --                 --
   Issued to shareholders in reinvestment of dividends .....         1,087,385          2,551,097         10,415,151
   Repurchased .............................................    (1,084,871,150)    (1,566,153,539)    (2,951,571,459)
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ...........   $   (52,356,046)   $  (110,195,817)   $  (178,024,336)
                                                               ===============    ===============    ===============
RETAIL B SHARES:
   Sold ....................................................               N/A                N/A                N/A
   Issued to shareholders in reinvestment of dividends .....               N/A                N/A                N/A
   Redeemed from shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................               N/A                N/A                N/A
   Repurchased .............................................               N/A                N/A                N/A
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................               N/A                N/A                N/A
                                                               ===============    ===============    ===============
TRUST SHARES:
   Sold ....................................................   $   385,768,205    $   479,388,486    $   991,516,799
   Issued to shareholders in reinvestment of dividends .....            13,329             25,218            182,950
   Repurchased .............................................      (400,231,806)      (713,251,169)    (1,108,620,373)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................   $   (14,450,272)   $  (233,837,465)   $  (116,920,624)
                                                               ===============    ===============    ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ....................................................     1,031,427,719      1,453,406,625      2,763,131,972
   Issued to shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................                --                 --                 --
   Issued to shareholders in reinvestment of dividends .....         1,087,385          2,551,097         10,415,151
   Repurchased .............................................    (1,084,871,150)    (1,566,153,539)    (2,951,571,459)
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding ...........       (52,356,046)      (110,195,817)      (178,024,336)
                                                               ===============    ===============    ===============
RETAIL B SHARES:
   Sold ....................................................               N/A                N/A                N/A
   Issued to shareholders in reinvestment of dividends .....               N/A                N/A                N/A
   Redeemed from shareholders due to conversion of
   Retail B Shares into Retail A Shares ....................               N/A                N/A                N/A
   Repurchased .............................................               N/A                N/A                N/A
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................               N/A                N/A                N/A
                                                               ===============    ===============    ===============
TRUST SHARES:
   Sold ....................................................       385,768,205        479,388,486        991,516,799
   Issued to shareholders in reinvestment of dividends .....            13,329             25,218            182,950
   Repurchased .............................................      (400,231,806)      (713,251,169)    (1,108,620,373)
                                                               ---------------    ---------------    ---------------
   Net decrease in shares outstanding ......................       (14,450,272)      (233,837,465)      (116,920,624)
                                                               ===============    ===============    ===============

------------------
* For the period from November 1, 2002 through May 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     40 - 41

GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY


                                                                              TAX-EXEMPT
                                                                           MONEY MARKET FUND
                                                         -----------------------------------------------------
                                                         SIX MONTHS ENDED
                                                           NOVEMBER 30,                          YEAR ENDED
                                                               2003          PERIOD ENDED        OCTOBER 31,
                                                           (UNAUDITED)       MAY 31, 2003*          2002
                                                         ---------------    ---------------    ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ..............................................   $   328,348,701    $   432,130,304    $   865,368,793
   Issued to shareholders in reinvestment of dividends           517,930          1,118,083          2,964,333
   Repurchased .......................................      (348,725,043)      (460,970,273)      (888,346,847)
                                                         ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding .....   $   (19,858,412)   $   (27,721,886)   $   (20,013,721)
                                                         ===============    ===============    ===============
TRUST SHARES:
   Sold ..............................................   $   460,103,782    $   392,690,100    $ 1,153,633,158
   Issued to shareholders in reinvestment of dividends               161                278            299,839
   Repurchased .......................................      (527,867,400)      (689,924,348)    (1,175,885,108)
                                                         ---------------    ---------------    ---------------
   Net decrease in shares outstanding ................   $   (67,763,457)   $  (297,233,970)   $   (21,952,111)
                                                         ===============    ===============    ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ..............................................       328,348,701        432,130,304        865,368,793
   Issued to shareholders in reinvestment of dividends           517,930          1,118,083          2,964,333
   Repurchased .......................................      (348,725,043)      (460,970,273)      (888,346,847)
                                                         ---------------    ---------------    ---------------
   Net increase (decrease) in shares outstanding .....       (19,858,412)       (27,721,886)       (20,013,721)
                                                         ===============    ===============    ===============
TRUST SHARES:
   Sold ..............................................       460,103,782        392,690,100      1,153,633,158
   Issued to shareholders in reinvestment of dividends               161                278            299,839
   Repurchased .......................................      (527,867,400)      (689,924,348)    (1,175,885,108)
                                                         ---------------    ---------------    ---------------
   Net decrease in shares outstanding ................       (67,763,457)      (297,233,970)       (21,952,111)
                                                         ===============    ===============    ===============



                                                                         CONNECTICUT MUNICIPAL
                                                                           MONEY MARKET FUND
                                                         ---------------------------------------------------
                                                         SIX MONTHS ENDED
                                                           NOVEMBER 30,                        YEAR ENDED
                                                               2003         PERIOD ENDED       OCTOBER 31,
                                                           (UNAUDITED)      MAY 31, 2003*         2002
                                                         ---------------   ---------------   ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ..............................................   $   218,612,903   $   261,103,558   $   566,644,916
   Issued to shareholders in reinvestment of dividends           229,506           524,669         1,317,650
   Repurchased .......................................      (245,602,968)     (290,838,483)     (543,118,261)
                                                         ---------------   ---------------   ---------------
   Net increase (decrease) in shares outstanding .....   $   (26,760,559)  $   (29,210,256)  $    24,844,305
                                                         ===============   ===============   ===============
TRUST SHARES:
   Sold ..............................................               N/A               N/A               N/A
   Issued to shareholders in reinvestment of dividends               N/A               N/A               N/A
   Repurchased .......................................               N/A               N/A               N/A
                                                         ---------------   ---------------   ---------------
   Net decrease in shares outstanding ................               N/A               N/A               N/A
                                                         ===============   ===============   ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ..............................................       218,612,903       261,103,558       566,644,916
   Issued to shareholders in reinvestment of dividends           229,506           524,669         1,317,650
   Repurchased .......................................      (245,602,968)     (290,838,483)     (543,118,261)
                                                         ---------------   ---------------   ---------------
   Net increase (decrease) in shares outstanding .....       (26,760,559)      (29,210,256)       24,844,305
                                                         ===============   ===============   ===============
TRUST SHARES:
   Sold ..............................................               N/A               N/A               N/A
   Issued to shareholders in reinvestment of dividends               N/A               N/A               N/A
   Repurchased .......................................               N/A               N/A               N/A
                                                         ---------------   ---------------   ---------------
   Net decrease in shares outstanding ................               N/A               N/A               N/A
                                                         ===============   ===============   ===============


                                                                                                                   NEW YORK
                                                                       MASSACHUSETTS MUNICIPAL                 MUNICIPAL MONEY
                                                                          MONEY MARKET FUND                      MARKET FUND
                                                         ---------------------------------------------------   ---------------
                                                         SIX MONTHS ENDED                                       PERIOD ENDED
                                                           NOVEMBER 30,                        YEAR ENDED       NOVEMBER 30,
                                                               2003         PERIOD ENDED       OCTOBER 31,         2003**
                                                           (UNAUDITED)      MAY 31, 2003*         2002           (UNAUDITED)
                                                         ---------------   ---------------   ---------------   ---------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ..............................................   $   363,437,307   $   454,994,938   $   895,291,749   $    44,105,199
   Issued to shareholders in reinvestment of dividends           454,756           977,408         3,284,387            25,716
   Repurchased .......................................      (407,714,487)     (491,897,685)     (972,789,545)      (16,253,576)
                                                         ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in shares outstanding .....   $   (43,822,424)  $   (35,925,339)  $   (74,213,409)  $    27,877,339
                                                         ===============   ===============   ===============   ===============
TRUST SHARES:
   Sold ..............................................               N/A               N/A               N/A               N/A
   Issued to shareholders in reinvestment of dividends               N/A               N/A               N/A               N/A
   Repurchased .......................................               N/A               N/A               N/A               N/A
                                                         ---------------   ---------------   ---------------   ---------------
   Net decrease in shares outstanding ................               N/A               N/A               N/A               N/A
                                                         ===============   ===============   ===============   ===============
SHARE ACTIVITY
RETAIL A SHARES:
   Sold ..............................................       363,437,307       454,994,938       895,291,749        44,105,199
   Issued to shareholders in reinvestment of dividends           454,756           977,408         3,284,387            25,716
   Repurchased .......................................      (407,714,487)     (491,897,685)     (972,789,545)      (16,253,576)
                                                         ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in shares outstanding .....       (43,822,424)      (35,925,339)      (74,213,409)       27,877,339
                                                         ===============   ===============   ===============   ===============
TRUST SHARES:
   Sold ..............................................               N/A               N/A               N/A               N/A
   Issued to shareholders in reinvestment of dividends               N/A               N/A               N/A               N/A
   Repurchased .......................................               N/A               N/A               N/A               N/A
                                                         ---------------   ---------------   ---------------   ---------------
   Net decrease in shares outstanding ................               N/A               N/A               N/A               N/A
                                                         ===============   ===============   ===============   ===============

---------------
*  For the period from November 1, 2002 through May 31, 2003.
** The New York Municipal Money Market Fund commenced operations on September
   16, 2003.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     42 - 43

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03 (unaudited)          $1.00         $  --(2)      $   --(2)          $--            $1.00        0.22%**     $  583,478
5/31/03(1)                     1.00            --(2)          --(2)           --             1.00        0.45%**        660,094
10/31/02                       1.00          0.01          (0.01)             --             1.00        1.41%        2,242,141
10/31/01                       1.00          0.04          (0.04)             --             1.00        4.40%        3,140,116
10/31/00                       1.00          0.06          (0.06)             --             1.00        5.77%        2,785,840
10/31/99                       1.00          0.04          (0.04)             --             1.00        4.54%        2,434,662
10/31/98                       1.00          0.05          (0.05)             --             1.00        5.04%        2,139,213

TRUST
11/30/03 (unaudited)           1.00            --(2)          --(2)           --             1.00        0.34%**      1,266,056
5/31/03(1)                     1.00          0.01          (0.01)             --             1.00        0.55%**      1,623,211
10/31/02                       1.00          0.02          (0.02)             --             1.00        1.58%        2,038,906
10/31/01                       1.00          0.04          (0.04)             --             1.00        4.56%        2,549,240
10/31/00                       1.00          0.06          (0.06)             --             1.00        5.95%        1,999,243
10/31/99                       1.00          0.05          (0.05)             --             1.00        4.72%        1,679,875
10/31/98                       1.00          0.05          (0.05)             --             1.00        5.23%        1,262,900

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -----------------------------------------------------

                            RATIO OF NET         RATIO OF           RATIO OF
                             INVESTMENT          OPERATING          OPERATING
                               INCOME            EXPENSES           EXPENSES
                              INCLUDING          INCLUDING          EXCLUDING
                           REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                               WAIVER             WAIVER             WAIVER
                           ---------------    ---------------    ---------------
RETAIL A
11/30/03 (unaudited)            0.45%*             0.69%*             0.80%*
5/31/03(1)                      0.79%*             0.65%*             0.72%*
10/31/02                        1.41%              0.63%              0.68%
10/31/01                        4.28%              0.62%              0.66%
10/31/00                        5.65%              0.63%              0.69%
10/31/99                        4.45%              0.65%              0.69%
10/31/98                        4.94%              0.67%              0.71%

TRUST
11/30/03 (unaudited)            0.67%*             0.47%*             0.50%*
5/31/03(1)                      0.97%*             0.47%*             0.52%*
10/31/02                        1.57%              0.47%              0.51%
10/31/01                        4.44%              0.46%              0.50%
10/31/00                        5.82%              0.46%              0.51%
10/31/99                        4.62%              0.48%              0.52%
10/31/98                        5.12%              0.49%              0.53%

------------------------
*    Annualized.
**   Not annualized.
(1)  For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     44 - 45

GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03 (unaudited)          $1.00         $  --(2)      $   --(2)           $--           $1.00        0.22%**      $322,424
5/31/03(1)                     1.00            --(2)          --(2)            --            1.00        0.38%**       262,327
10/31/02                       1.00          0.01          (0.01)              --            1.00        1.30%         258,545
10/31/01                       1.00          0.04          (0.04)              --            1.00        4.30%         357,902
10/31/00                       1.00          0.05          (0.05)              --            1.00        5.61%         333,272
10/31/99                       1.00          0.04          (0.04)              --            1.00        4.39%         348,758
10/31/98                       1.00          0.05          (0.05)              --            1.00        4.94%         352,799

TRUST
11/30/03 (unaudited)           1.00            --(2)          --(2)            --            1.00        0.30%**       272,735
5/31/03(1)                     1.00            --(2)          --(2)            --            1.00        0.48%**       328,834
10/31/02                       1.00          0.01          (0.01)              --            1.00        1.47%         480,171
10/31/01                       1.00          0.04          (0.04)              --            1.00        4.47%         578,193
10/31/00                       1.00          0.06          (0.06)              --            1.00        5.78%         528,502
10/31/99                       1.00          0.04          (0.04)              --            1.00        4.58%         592,305
10/31/98                       1.00          0.05          (0.05)              --            1.00        5.15%         722,476

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -----------------------------------------------------

                              RATIO OF           RATIO OF           RATIO OF
                             INVESTMENT         OPERATING          OPERATING
                               INCOME            EXPENSES           EXPENSES
                              INCLUDING          INCLUDING          EXCLUDING
                           REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                               WAIVER             WAIVER             WAIVER
                           ---------------    ---------------    ---------------
RETAIL A
11/30/03 (unaudited)            0.45%*            0.67%*             0.67%*
5/31/03(1)                      0.67%*            0.70%*             0.71%*
10/31/02                        1.31%             0.68%              0.69%
10/31/01                        4.25%             0.67%              0.68%
10/31/00                        5.44%             0.68%              0.69%
10/31/99                        4.32%             0.69%              0.71%
10/31/98                        4.84%             0.70%              0.71%

TRUST
11/30/03 (unaudited)            0.59%*            0.53%*             0.53%*
5/31/03(1)                      0.84%*            0.53%*             0.53%*
10/31/02                        1.47%             0.52%              0.53%
10/31/01                        4.41%             0.51%              0.52%
10/31/00                        5.61%             0.51%              0.52%
10/31/99                        4.50%             0.51%              0.53%
10/31/98                        5.03%             0.51%              0.52%

---------------------------------
*    Annualized.
**   Not annualized.
(1)  For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     46 - 47

U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03 (unaudited)          $1.00         $  --(2)       $   --(2)          $--           $1.00        0.19%**      $554,384
5/31/03(1)                     1.00            --(2)           --(2)           --            1.00        0.38%**       606,741
10/31/02                       1.00          0.01           (0.01)             --            1.00        1.27%         716,936
10/31/01                       1.00          0.04           (0.04)             --            1.00        4.16%         894,962
10/31/00                       1.00          0.05           (0.05)             --            1.00        5.26%         544,741
10/31/99                       1.00          0.04           (0.04)             --            1.00        4.14%         584,364
10/31/98                       1.00          0.05           (0.05)             --            1.00        4.73%         559,053

TRUST
11/30/03 (unaudited)           1.00            --(2)           --(2)           --            1.00        0.26%**       520,437
5/31/03(1)                     1.00            --(2)           --(2)           --            1.00        0.47%**       534,888
10/31/02                       1.00          0.01           (0.01)             --            1.00        1.42%         768,725
10/31/01                       1.00          0.04           (0.04)             --            1.00        4.31%         885,644
10/31/00                       1.00          0.05           (0.05)             --            1.00        5.42%         510,815
10/31/99                       1.00          0.04           (0.04)             --            1.00        4.30%         459,792
10/31/98                       1.00          0.05           (0.05)             --            1.00        4.90%         429,645

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -----------------------------------------------------

                              RATIO OF           RATIO OF           RATIO OF
                             INVESTMENT         OPERATING          OPERATING
                               INCOME            EXPENSES           EXPENSES
                              INCLUDING          INCLUDING          EXCLUDING
                           REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                               WAIVER             WAIVER             WAIVER
                           ---------------    ---------------    ---------------
RETAIL A
11/30/03 (unaudited)            0.37%*             0.65%*             0.65%*
5/31/03(1)                      0.66%*             0.64%*             0.64%*
10/31/02                        1.28%              0.62%              0.62%
10/31/01                        3.99%              0.62%              0.62%
10/31/00                        5.17%              0.65%              0.65%
10/31/99                        4.06%              0.67%              0.67%
10/31/98                        4.63%              0.68%              0.68%

TRUST
11/30/03 (unaudited)            0.53%*             0.49%*             0.50%*
5/31/03(1)                      0.82%*             0.48%*             0.48%*
10/31/02                        1.42%              0.48%              0.48%
10/31/01                        4.13%              0.48%              0.48%
10/31/00                        5.33%              0.49%              0.49%
10/31/99                        4.22%              0.51%              0.51%
10/31/98                        4.80%              0.51%              0.51%

---------------------------------
*    Annualized.
**   Not annualized.
(1)  For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     48 - 49

TAX-EXEMPT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03 (unaudited)          $1.00          $  --(2)      $   --(2)         $--            $1.00        0.22%**     $  221,562
5/31/03(1)                     1.00             --(2)          --(2)          --             1.00        0.42%**        241,420
10/31/02                       1.00           0.01          (0.01)            --             1.00        1.04%          269,141
10/31/01                       1.00           0.03          (0.03)            --             1.00        2.63%          289,155
10/31/00                       1.00           0.03          (0.03)            --             1.00        3.33%          215,914
10/31/99                       1.00           0.02          (0.02)            --             1.00        2.53%          160,057
10/31/98                       1.00           0.03          (0.03)            --             1.00        2.89%          164,340

TRUST
11/30/03 (unaudited)           1.00             --(2)          --(2)          --             1.00        0.28%**      1,100,684
5/31/03(1)                     1.00             --(2)          --(2)          --             1.00        0.49%**      1,168,448
10/31/02                       1.00           0.01          (0.01)            --             1.00        1.15%        1,465,683
10/31/01                       1.00           0.03          (0.03)            --             1.00        2.77%        1,487,635
10/31/00                       1.00           0.03          (0.03)            --             1.00        3.46%        1,276,445
10/31/99                       1.00           0.03          (0.03)            --             1.00        2.67%          556,137
10/31/98                       1.00           0.03          (0.03)            --             1.00        3.03%          227,176

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -----------------------------------------------------

                              RATIO OF           RATIO OF           RATIO OF
                             INVESTMENT         OPERATING          OPERATING
                               INCOME            EXPENSES           EXPENSES
                              INCLUDING          INCLUDING          EXCLUDING
                           REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                               WAIVER             WAIVER             WAIVER
                           ---------------    ---------------    ---------------
RETAIL A
11/30/03 (unaudited)            0.44%*             0.59%*             0.61%*
5/31/03(1)                      0.72%*             0.58%*             0.61%*
10/31/02                        1.03%              0.57%              0.60%
10/31/01                        2.58%              0.59%              0.62%
10/31/00                        3.39%              0.62%              0.64%
10/31/99                        2.51%              0.66%              0.66%
10/31/98                        2.85%              0.67%              0.67%

TRUST
11/30/03 (unaudited)            0.56%*             0.47%*             0.50%*
5/31/03(1)                      0.84%*             0.46%*             0.49%*
10/31/02                        1.14%              0.46%              0.49%
10/31/01                        2.71%              0.46%              0.49%
10/31/00                        3.52%              0.49%              0.51%
10/31/99                        2.65%              0.52%              0.52%
10/31/98                        2.99%              0.53%              0.53%

---------------------------------
*    Annualized.
**   Not annualized.
(1)  For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     50 - 51

CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03 (unaudited)          $1.00         $  --(2)       $   --(2)         $--            $1.00        0.17%**      $242,798
5/31/03(1)                     1.00            --(2)           --(2)          --             1.00        0.37%**       269,559
10/31/02                       1.00          0.01           (0.01)            --             1.00        0.88%         298,769
10/31/01                       1.00          0.02           (0.02)            --             1.00        2.39%         273,925
10/31/00                       1.00          0.03           (0.03)            --             1.00        3.21%         262,149
10/31/99                       1.00          0.02           (0.02)            --             1.00        2.47%         243,051
10/31/98                       1.00          0.03           (0.03)            --             1.00        2.87%         165,186

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -----------------------------------------------------

                              RATIO OF           RATIO OF           RATIO OF
                             INVESTMENT         OPERATING          OPERATING
                               INCOME            EXPENSES           EXPENSES
                              INCLUDING          INCLUDING          EXCLUDING
                           REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                               WAIVER             WAIVER             WAIVER
                           ---------------    ---------------    ---------------
RETAIL A
11/30/03 (unaudited)            0.34%*             0.63%*             0.64%*
5/31/03(1)                      0.64%*             0.63%*             0.63%*
10/31/02                        0.87%              0.62%              0.62%
10/31/01                        2.36%              0.62%              0.62%
10/31/00                        3.17%              0.62%              0.64%
10/31/99                        2.44%              0.62%              0.65%
10/31/98                        2.83%              0.62%              0.65%

---------------------------------
*    Annualized.
**   Not annualized.
(1)  For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     52 - 53

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03 (unaudited)          $1.00         $  --(2)       $   --(2)          $--           $1.00        0.20%**      $367,777
5/31/03(1)                     1.00            --(2)           --(2)           --            1.00        0.39%**       411,600
10/31/02                       1.00          0.01           (0.01)             --            1.00        1.02%         447,525
10/31/01                       1.00          0.03           (0.03)             --            1.00        2.59%         521,739
10/31/00                       1.00          0.03           (0.03)             --            1.00        3.31%         480,835
10/31/99                       1.00          0.02           (0.02)             --            1.00        2.50%         241,611
10/31/98                       1.00          0.03           (0.03)             --            1.00        2.86%         127,922

                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                          -----------------------------------------------------

                             RATIO OF           RATIO OF           RATIO OF
                            INVESTMENT         OPERATING          OPERATING
                              INCOME            EXPENSES           EXPENSES
                             INCLUDING          INCLUDING          EXCLUDING
                          REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                              WAIVER             WAIVER             WAIVER
                          ---------------    ---------------    ---------------
RETAIL A
11/30/03 (unaudited)           0.39%*             0.59%*             0.59%*
5/31/03(1)                     0.67%*             0.58%*             0.58%*
10/31/02                       1.01%              0.57%              0.58%
10/31/01                       2.55%              0.59%              0.59%
10/31/00                       3.32%              0.62%              0.63%
10/31/99                       2.48%              0.62%              0.65%
10/31/98                       2.81%              0.62%              0.68%

---------------------------------
*    Annualized.
**   Not annualized.
(1)  For the period from November 1, 2002 through May 31, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     54 - 55

NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                         INCOME FROM
                                          INVESTMENT        LESS
                                          OPERATIONS    DISTRIBUTIONS
                                         ------------   -------------

                            NET ASSET                   DISTRIBUTIONS    NET INCREASE     NET ASSET                  NET ASSETS
                              VALUE           NET         FROM NET        (DECREASE)        VALUE                      END OF
                            BEGINNING     INVESTMENT     INVESTMENT         IN NET         END OF        TOTAL         PERIOD
                            0F PERIOD       INCOME         INCOME         ASSET VALUE      PERIOD       RETURN        (IN 000S)
                            ---------     ----------    -------------    ------------     ---------     ------       ----------
RETAIL A
11/30/03(1) (unaudited)       $1.00          $--(2)         $--(2)            $--           $1.00        0.12%**       $27,878

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -----------------------------------------------------

                              RATIO OF           RATIO OF           RATIO OF
                             INVESTMENT         OPERATING          OPERATING
                               INCOME            EXPENSES           EXPENSES
                              INCLUDING          INCLUDING          EXCLUDING
                           REIMBURSEMENTS/    REIMBURSEMENTS/    REIMBURSEMENTS/
                               WAIVER             WAIVER             WAIVER
                           ---------------    ---------------    ---------------
RETAIL A
11/30/03(1) (unaudited)         0.57%*             0.45%*             0.87%*

-------------------------------
*    Annualized.
**   Not annualized.
(1)  The Fund's Retail A Shares commenced operations on September 16, 2003.
(2) Net investment income per share and distributions from net investment income were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                     56 - 57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

The Galaxy Fund (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

       Galaxy Money Market Fund
       ("Money Market")
       Galaxy Government Money Market Fund
       ("Government Money Market")
       Galaxy U.S. Treasury Money Market Fund
       ("U.S. Treasury Money Market")
       Galaxy Tax-Exempt Money Market Fund
       ("Tax-Exempt Money Market")
       Galaxy Connecticut Municipal Money Market Fund
       ("Connecticut Municipal Money Market")
       Galaxy Massachusetts Municipal Money Market Fund
       ("Massachusetts Municipal Money Market")
       Galaxy New York Municipal Money Market Fund
       ("New York Municipal Money Market")

INVESTMENT GOALS
Each of the Money Market and Government Money Market seeks as high a level of current income as is consistent with liquidity and stability of principal. The U.S. Treasury Money Market seeks current income with liquidity and stability of principal. The Tax-Exempt Money Market seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal. Each of the Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, the Massachusetts state income tax and the New York state and the New York City personnel income taxes, respectively, consistent with relative stability of principal and liquidity.

FUND SHARES
Each Fund may issue an unlimited number of shares. The Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market offer two series of shares: Trust Shares and Retail A Shares. The Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market offer one series of shares: Retail A Shares. Both series of shares are offered continuously at net asset value; however each has its own expense structure.

2.   SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION
Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS
Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS
Each Fund (except the U.S. Treasury Money Market) may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. A Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal at all times to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be received.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS

JOINT TRADING ACCOUNTS
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund proportionately on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS
Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year ended May 31, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

3.   FEDERAL TAX INFORMATION

Income and capital gain distributions, including the timing and character of such distributions, are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of May 31, 2003, are available to reduce taxable income arising from future net realized gains on investment, if any, to the extent permitted by the Internal Revenue Code:

FUND                                    AMOUNT       EXPIRATION
----                                    ------       ----------
Tax-Exempt
  Money Market ..............          $ 17,298          2004
                                            291          2006
                                             85          2009
Connecticut Municipal
  Money Market ..............               817          2004
Massachusetts Municipal
  Money Market ..............            12,416          2004

4.   FEES AND COMPENSATION

On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the investment advisor and administrator to the Funds, Colonial Management Associates, Inc., which provided pricing and bookkeeping services to the Funds, and several other affiliated entities merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor, administrator and pricing and bookkeeping agent. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE
Columbia is the investment advisor to each of the Funds and receives a monthly fee based on each Fund's average daily net assets at the following annual rates:

                                                FEES ON AVERAGE
     FUND                                      DAILY NET ASSETS
     ----                                      ----------------
Money Market,
Government Money Market,
Tax-Exempt Money Market ........................      0.40%

                              FEES ON AVERAGE     FEES ON AVERAGE
                             DAILY NET ASSETS    DAILY NET ASSETS
     FUND                   UP TO $750,000,000   OVER $750,000,000
     ----                   ------------------   -----------------
U.S. Treasury Money Market,
Connecticut Municipal
Money Market,
Massachusetts Municipal
Money Market,
New York Municipal
Money Market .............          0.40%               0.35%

NOTES TO FINANCIAL STATEMENTS

With respect to the Money Market, Government Money Market and Tax-Exempt Money Market, Columbia has advised the Trust that it intends to waive investment advisory fee payable by each Fund by 0.05% to the extent that the Fund's average daily net assets exceed $750,000,000.

ADMINISTRATION FEE
Columbia is responsible for providing administrative and other services to each Fund. Columbia has delegated certain of those functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group.

Effective June 5, 2003, Columbia receives a fee under its administration agreement with the Funds, based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

          AVERAGE DAILY NET ASSETS         FEE RATE
          ------------------------         --------
          First $30 billion                 0.067%
          Over $30 billion                  0.050%

For the period November 15, 2002 through June 4, 2003, Columbia was entitled to receive fees under the administration agreement of 0.067% of the combined average daily net assets of the Funds and the other funds offered by the Trust.

Prior to November 15, 2002, the administration fee was computed based on the combined average daily net assets of the Funds and the other funds offered by the Trust at the following annual rates:

          AVERAGE DAILY NET ASSETS         FEE RATE
          ------------------------         --------
          First $2.5 billion                0.0900%
          Next $2.5 billion                 0.0850%
          Next $7 billion                   0.0750%
          Next $3 billion                   0.0650%
          Next $3 billion                   0.0600%
          Next $3 billion                   0.0575%
          Next $9 billion                   0.0525%
          Over $30 billion                  0.0500%

Prior to July 22, 2002, PFPC served as the Trust's administrator pursuant to an agreement with the Trust and subject to the same fee arrangements that were in effect prior to November 15, 2002. Effective July 22, 2002, PFPC serves as the sub-administrator to the Trust and receives a portion of the administration fees collected by the Trust.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement with the Trust. Columbia has delegated those functions to PFPC pursuant to certain fee arrangements.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee, in addition to out-of-pocket costs for pricing services, based on the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                             FEE RATE
------------------------                             --------
  Under $50 million...............................    $25,000
  Over $50 million but less than $200 million ....    $35,000
  Over $200 million but less than $500 million ...    $50,000
  Over $500 million but less than $1 billion .....    $85,000
  Over $1 billion.................................   $125,000

Columbia pays the total fees collected to PFPC as the sub-pricing and bookkeeping agent to the Funds. Prior to July 22, 2002, PFPC provided these pricing and bookkeeping services pursuant to its administrative agreement with the Trust and subject to the same fee arrangements.

CUSTODY FEE
Effective January 6, 2003, PFPC Trust Company, a member of PNC Financial Services Group, became the Trust's custodian bank. Prior to that date, JPMorgan Chase Bank served as the Trust's custodian bank pursuant to certain fee arrangements.

TRANSFER AGENT FEE
PFPC provides transfer agency services to the Funds. Retail A Shares and Trust Shares of each Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (other than the Tax-Exempt Money Market) also bear additional transfer agency fees in order to compensate PFPC for payments made to Fleet Bank, an affiliate of Columbia, for performing certain sub-account and administrative functions on a per-account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts.

SHAREHOLDER SERVICES FEES
Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the exclusive distributor of the Trust's shares. Prior to October 13, 2003, the Distributor was known as Liberty Funds Distributor, Inc.

Prior to July 22, 2002, PFPC Distributors, Inc., a wholly owned subsidiary of PFPC and an indirect, wholly owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor of the Funds' shares.

NOTES TO FINANCIAL STATEMENTS

The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail A Shares. The compensation is at an aggregate annual rate not to exceed 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting payments under the Services Plan to an aggregate fee not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers.

FEE WAIVERS
Columbia and its affiliates have voluntarily agreed to waive fees and/or reimburse the Funds for certain expenses so that total expenses (exclusive of service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed certain expense limitations. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or reimbursements at any time. For the six months ended November 30, 2003, Columbia and its affiliates waived fees and reimbursed expenses as follows:

                                FEES         EXPENSES
FUND                           WAIVED       REIMBURSED
----                           ------       ----------
Money Market ............     $ 322,877     $ 219,957
Government Money Market..         7,150            --
U.S. Treasury Money Market        7,150            --
Tax-Exempt Money Market..       171,783            --
Connecticut Municipal
  Money Market ..........         7,150            --
Massachusetts Municipal
  Money Market...........         7,150            --
New York Municipal
  Money Market...........         9,006        14,737

FEES PAID TO OFFICERS AND TRUSTEES
The Funds pay no compensation to their officers. The Funds' Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER
Professional fees for the Funds include legal fees paid to Drinker, Biddle & Realth, LLP ("DB&R"). A partner of that firm is secretary of the Trust. For the six months ended November 30, 2003, the Funds paid legal fees to DB&R as follows:

FUND                            FEES
----                            ----
Money Market.............     $ 36,700
Government
  Money Market...........       15,365
U. S. Treasury
  Money Market...........       21,960
Tax-Exempt
  Money Market...........       26,630
Connecticut Municipal
  Money Market...........        9,302
Massachusetts Municipal
  Money Market...........        9,379
New York Municipal
  Money Market...........          611

5.   DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

The Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market invest primarily in debt obligations issued, respectively, by the State of Connecticut, the Commonwealth of Massachusetts and the State of New York, and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal money market funds that are not concentrated to the same extent in these issuers.

The Tax-Exempt Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market each hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. At November 30, 2003, investments supported by private insurers or by a letter of credit from institutions that represent greater than 5% of the total investments of the Funds were as follows:

TAX-EXEMPT MONEY MARKET
-----------------------
Wachovia Bank, N.A.......        13.78%
SunTrust Bank, N.A.......        11.07%
FSA......................         6.62%
Bank of America..........         5.56%

CONNECTICUT MUNICIPAL MONEY MARKET
----------------------------------
AMBAC....................        15.08%
Wachovia Bank, N.A.......         9.45%
U.S. Bank................         5.48%

MASSACHUSETTS MUNICIPAL MONEY MARKET
------------------------------------
Citizens Bank
  of Massachusetts.......        13.85%
FSA......................        11.69%
Wachovia Bank, N.A.......         8.84%

NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL MONEY MARKET
-------------------------------
FNMA.....................        18.24%
JPMorgan Chase Bank......        16.80%
MBIA.....................         7.72%
FGIC.....................         7.22%
FHLMC....................         6.43%

6.   COMPARABILITY OF FINANCIAL STATEMENTS

Prior to November 18, 2002, the Money Market offered an additional series of shares (Retail B Shares). On November 18, 2002, Retail B Shares of the Money Market were automatically exchanged for Retail A Shares of the same Fund. The exchange was in accordance with the approval of the termination of Retail B Shares of the Fund by the Board of Trustees of the Trust at a meeting held on September 5, 2002.

The Funds have changed their fiscal year end from October 31 to May 31.

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

[GRAPHIC OMITTED]
GALAXY FUNDS LOGO

P.O. Box 6520
Providence, RI 02940-6520


   PRESORTED
   STANDARD
   POSTAGE PAID
   PERMIT NO. 105
   NORTH READING, MA


SAMM (02/01/04) 03/3875

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GALAXY FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JOSEPH R. PALOMBO
                         -------------------------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date February 4, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JOSEPH R. PALOMBO
                         -------------------------------------------------------
                           Joseph R. Palombo, President
                           (principal executive officer)

Date February 4, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date February 4, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.